SEC. FILE NOS. 2- 50700
                                                                     811-2444


                         SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-1A
                                 Registration Statement
                                          Under
                                the Securities Act of 1933
                             Post-Effective Amendment No. 46
                                           and
                                  Registration Statement
                                          Under
                           The Investment Company Act of 1940
                                      Amendment No. 27

                             THE BOND FUND OF AMERICA, INC.
                  (Exact Name of Registrant as specified in charter)

                                   333 South Hope Street
                               Los Angeles, California 90071
                           (Address of principal executive offices)

                  Registrant's telephone number, including area code:
                                      (213) 486-9200


                             JULIE F. WILLIAMS, Secretary
                            The Bond Fund of America, Inc.
                                333 South Hope Street
                            Los Angeles, California 90071
                       (name and address of agent for service)


                                     Copies to:
                              ROBERT E. CARLSON, ESQ.
                       PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                555 S. Flower Street
                              Los Angeles, CA 90071-2371
                             (Counsel for the Registrant)

                 Approximate date of proposed public offering:
It is proposed that this filing become effective on March 15, 2000, pursuant to paragraph (b) of rule 485.

                          The Bond Fund of America/SM/

                                   Prospectus
                                 MARCH 15, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE BOND FUND OF AMERICA, INC.

 333 South Hope Street
 Los Angeles, California 90071


 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objective, Strategies and Risks        6
 -------------------------------------------------------
  Management and Organization                       9
 -------------------------------------------------------
  Shareholder Information                          11
 -------------------------------------------------------
  Choosing a Share Class                           12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Sales Charges                                    14
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              16
 -------------------------------------------------------
  Plans of Distribution                            17
 -------------------------------------------------------
  How to Sell Shares                               18
 -------------------------------------------------------
  Distributions and Taxes                          19
 -------------------------------------------------------
  Financial Highlights                             20
 -------------------------------------------------------
  Appendix                                         21
 -------------------------------------------------------

THE BOND FUND OF AMERICA / PROSPECTUS
                                                                  BFA-010-0300/B

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower quality, lower rated bonds. It is the fund's current practice not to invest more than 25% of its assets in lower quality, lower rated bonds.

 The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The values of debt securities may be affected by changing interest rates and credit risk assessments. Lower quality and longer maturity bonds may be subject to greater price fluctuations than higher quality and shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)


 ------------------------------------------------------------------------------
 [bar chart]
 1990    3.27%
 1991   21.04%
 1992   11.34%
 1993   14.14%
 1994   -5.02%
 1995   18.25%
 1996    6.71%
 1997    9.24%
 1998    5.17%
 1999    2.29%
 [end bar chart]


 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                  6.06%   (quarter ended June 30, 1995)
 LOWEST                  -3.78%  (quarter ended March 31, 1994)

THE BOND FUND OF AMERICA / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                       ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/1/
 (with the maximum sales charge      -1.54%     7.38%       7.97%      9.71%
 deducted)
 ------------------------------------------------------------------------------
 Class B/2/                            N/A       N/A         N/A        N/A
 ------------------------------------------------------------------------------
 Lehman Brothers Aggregate           -0.82%     7.73%       7.70%       N/A
 Bond Index/3/
 ------------------------------------------------------------------------------


 Class A yield:  7.25%
 (For current yield information, please call American FundsLine/r/ at 1-800-325-3590)


 1 The fund began investment operations for Class A shares on May 28, 1974.

 2 The fund is beginning investment operations for Class B shares on March 15, 2000.

 3 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
  This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund began investment operations, therefore lifetime results are not available.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 3.75% deducted. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares begin investment operations on March 15, 2000, no results are available as of the date of this prospectus.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              3.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.32%       0.32%
 Distribution and/or Service (12b-1) Fees        0.25%/2/    1.00%/3/
 Other Expenses                                  0.12%       0.12%
 Total Annual Fund Operating Expenses            0.69%       1.44%


 1 Based on estimated amounts for the current fiscal year.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses may not exceed 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The Class A example reflects the maximum initial sales charge in Year One. The Class B-assuming redemption example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR   YEAR   YEAR
                                   ONE   THREE  FIVE   TEN
 Class A                           $443  $587   $745  $1,201
 ----------------------------------------------------------------------------
 Class B - assuming redemption     $647  $856   $987  $1,520
 Class B - assuming no redemption  $147  $456   $787  $1,520

THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests the majority of its assets in bonds and debt securities rated A and above, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may also invest significantly in lower quality, lower rated bonds.

 The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

 Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.




 ADDITIONAL INVESTMENT RESULTS

 For periods ended December 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN/1/                  ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/2/                         2.29%     8.20%       8.39%      9.88%
 (with no sales charge deducted)
 ----------------------------------------------------------------------------
 Class B/3/                          N/A       N/A         N/A        N/A
 ----------------------------------------------------------------------------
 Lipper Average of Corporate       -2.61%     6.91%       7.31%      9.04%
 Debt A-Rated Bond Funds/4/
 ----------------------------------------------------------------------------
 Consumer Price Index/5/            2.68%     2.37%       2.93%      4.97%
 ----------------------------------------------------------------------------

 Class A distribution rate/6/: 7.16%

 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The fund began investment operations for Class A shares on May 28, 1974.

 3 The fund is beginning investment operations for Class B shares on March 15, 2000.

 4 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions but do not reflect sales charges and commissions. The lifetime figure is from the date the fund's Class A shares began investment operations.

 5 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. The lifetime figure is from the date the fund's Class A shares began investment operations.

 6 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

THE BOND FUND OF AMERICA / PROSPECTUS

 The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, December 31, 1999

 [pie chart]
 Corporate Bonds 47.0%
 Mortgage-/Asset-Backed Securities 25.6%
 U.S. Treasury Securities 9.4%
 Non-U.S. Government Bonds and Governmental Authorities 7.7%
 Federal Agency Notes & Bonds* 2.7%
 Stocks 0.6%
 Cash & Cash Equivalents 7.0%

 *Not including mortgage-backed securities by federal agencies.
 [end pie chart]



 HOLDINGS BY QUALITY RATING                               PERCENT OF
 SEE THE APPENDIX FOR A DESCRIPTION OF QUALITY RATINGS.   NET ASSETS
 ---------------------------------------------------------------------
 U.S. Treasury and Agency                                    20.8%
 ---------------------------------------------------------------------
 Money Market                                                 7.0
 ---------------------------------------------------------------------
 Aaa/AAA                                                     14.2
 ---------------------------------------------------------------------
 Aa/AA                                                        3.7
 ---------------------------------------------------------------------
 A/A                                                         15.8
 ---------------------------------------------------------------------
 Baa/BBB                                                     14.6
 ---------------------------------------------------------------------
 Ba/BB                                                        6.6
 ---------------------------------------------------------------------
 B/B                                                         14.6
 ---------------------------------------------------------------------
 Caa/CCC                                                      2.0
 ---------------------------------------------------------------------
 C/C                                                          0.1
 ---------------------------------------------------------------------
 Other                                                        0.6


 Because the fund is actively managed, its holdings will change from time to time.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Bond Fund of America are listed on the following page.

THE BOND FUND OF AMERICA / PROSPECTUS

                                                                                             APPROXIMATE YEARS OF EXPERIENCE
                                                                                              AS AN INVESTMENT PROFESSIONAL
                                                                   YEARS OF EXPERIENCE       (INCLUDING THE LAST FIVE YEARS)
                                                                 AS PORTFOLIO COUNSELOR     -----------------------------------
                                                               (AND RESEARCH PROFESSIONAL,    WITH CAPITAL
         PORTFOLIO COUNSELORS FOR                                  IF APPLICABLE) FOR         RESEARCH AND
              THE BOND FUND                                     THE BOND FUND OF AMERICA       MANAGEMENT
                OF AMERICA              PRIMARY TITLE(S)              (APPROXIMATE)              COMPANY
         -----------------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                            -----------------------------------
         ABNER D.                  President and Director of   26 years (since the fund     33 years           48 years
         GOLDSTINE                 the fund. Senior Vice       began operations)
                                   President and Director,
                                   Capital Research and
                                   Management Company
         ----------------------------------------------------------------------------------------------------------------------
         DAVID C.                  Vice President of the       5 years                      12 years           19 years
         BARCLAY                   fund. Vice President,
                                   Capital Research and
                                   Management Company
         ----------------------------------------------------------------------------------------------------------------------
         JOHN H.                   Vice President of the       11 years                     17 years           18 years
         SMET                      fund. Vice President,
                                   Capital Research and
                                   Management Company
         ----------------------------------------------------------------------------------------------------------------------
         MARK H.                   Vice President -            6 years                      12 years           22 years
         DALZELL                   Investment Management
                                   Group, Capital Research
                                   and Management Company
                                                               ----------------------------------------------------------------
         ------------------------------------------------------
         MARK R.                   Vice President -            1 year                       6 years            14 years
         MACDONALD                 Investment Management
                                   Group, Capital Research
                                   and Management Company
                                                               ----------------------------------------------------------------
         ------------------------------------------------------
         SUSAN M.                  Senior Vice President,      2 years (plus 7 years as a   10 years           12 years
         TOLSON                    Capital Research Company*   research professional prior
                                                               to becoming a portfolio
                                                               counselor for the fund)
                                                                                            -----------------------------------
         -----------------------------------------------------------------------------------
           The fund began investment operations on May 28, 1974.
         * Company affiliated with Capital Research and Management Company
----------------------------------------------------------------------------------------------------------------------------------

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773


 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  -  How long you expect to own the shares

  -  How much you intend to invest

  -  The expenses associated with owning shares of each class

  - Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  3.75%. Sales charges are reduced
  for purchases of $100,000 or more
  (see "Sales Charges - Class A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% annually.         of up to 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000

THE BOND FUND OF AMERICA / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not

                                           THE BOND FUND OF AMERICA / PROSPECTUS
 subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you redeem within six years of purchase, as shown in the table below.


 Contingent deferred sales charge
    on shares sold within year      as a % of shares being sold
 ---------------------------------------------------------------
                1                              5.00%
                2                              4.00%
                3                              4.00%
                4                              3.00%
                5                              2.00%
                6                              1.00%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the first month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGES

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to

                                           THE BOND FUND OF AMERICA / PROSPECTUS
 combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  - to receive payments through systematic withdrawal plans (up to 12% of the value of your account);

  - to receive certain distributions, such as required minimum distributions, from retirement accounts; or

  - for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
  A similar table will be shown for Class B shares beginning with the fund's 2000 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                            YEARS ENDED DECEMBER 31
                                           ---------------------------
                                   1999     1998     1997     1996      1995
                                  ---------------------------------------------
 Net Asset Value,                 $13.61   $14.00   $13.75   $13.88    $12.69
 Beginning of Year
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              (.93)     .94      .98     1.02      1.05
 Net gains or losses on
 securities (both                   (.63)    (.24)     .25     (.13)     1.18
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment               .30      .70     1.23      .89      2.23
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)                 (.93)    (.95)    (.98)   (1.02)    (1.04)
 Distributions (from capital           -     (.14)       -        -         -
 gains)
 ------------------------------------------------------------------------------
 Total distributions                (.93)   (1.09)    (.98)   (1.02)    (1.04)
 ------------------------------------------------------------------------------
 Net Asset Value,                 $12.98   $13.61   $14.00   $13.75    $13.88
 End of Year
 ------------------------------------------------------------------------------
 Total return*                     2.29%    5.17%    9.24%    6.71%    18.25%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in      $9,585   $9,541   $8,176   $7,002    $6,290
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to               .69%     .66%     .68%     .71%      .74%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income               6.96%    6.94%    6.95%    7.47%     7.87%
 to average net assets
 ------------------------------------------------------------------------------
 Portfolio turnover rate          46.71%   66.25%   51.96%   43.43%    43.80%
 * Excludes maximum sales charge.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B - Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca - Speculative in a high degree; often in default or having other marked shortcomings."

 "C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

THE BOND FUND OF AMERICA / PROSPECTUS

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic category.

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1 - Reserved for income bonds on which interest is being paid."

 "D - In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The codes of ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

 Investment Company File No. 811-2444
                                                       Printed on recycled paper

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
    Julie F. Williams
    Secretary

                          The Bond Fund of America/SM/

                                   Prospectus
                                 MARCH 15, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE BOND FUND OF AMERICA, INC.

 333 South Hope Street
 Los Angeles, California 90071


 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objective, Strategies and Risks        6
 -------------------------------------------------------
  Management and Organization                       9
 -------------------------------------------------------
  Shareholder Information                          11
 -------------------------------------------------------
  Choosing a Share Class                           12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Sales Charges                                    14
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              16
 -------------------------------------------------------
  Plans of Distribution                            17
 -------------------------------------------------------
  How to Sell Shares                               18
 -------------------------------------------------------
  Distributions and Taxes                          19
 -------------------------------------------------------
  Financial Highlights                             20
 -------------------------------------------------------
  Appendix                                         21
 -------------------------------------------------------

THE BOND FUND OF AMERICA / PROSPECTUS
                                                                  BFA-010-0300/B

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower quality, lower rated bonds. It is the fund's current practice not to invest more than 25% of its assets in lower quality, lower rated bonds.

 The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The values of debt securities may be affected by changing interest rates and credit risk assessments. Lower quality and longer maturity bonds may be subject to greater price fluctuations than higher quality and shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)


 ------------------------------------------------------------------------------
 [bar chart]
 1990    3.27%
 1991   21.04%
 1992   11.34%
 1993   14.14%
 1994   -5.02%
 1995   18.25%
 1996    6.71%
 1997    9.24%
 1998    5.17%
 1999    2.29%
 [end bar chart]


 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                  6.06%   (quarter ended June 30, 1995)
 LOWEST                  -3.78%  (quarter ended March 31, 1994)

THE BOND FUND OF AMERICA / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                       ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/1/
 (with the maximum sales charge      -1.54%     7.38%       7.97%      9.71%
 deducted)
 ------------------------------------------------------------------------------
 Class B/2/                            N/A       N/A         N/A        N/A
 ------------------------------------------------------------------------------
 Lehman Brothers Aggregate           -0.82%     7.73%       7.70%       N/A
 Bond Index/3/
 ------------------------------------------------------------------------------


 Class A yield:  7.25%
 (For current yield information, please call American FundsLine/r/ at 1-800-325-3590)


 1 The fund began investment operations for Class A shares on May 28, 1974.

 2 The fund is beginning investment operations for Class B shares on March 15, 2000.

 3 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
  This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund began investment operations, therefore lifetime results are not available.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 3.75% deducted. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares begin investment operations on March 15, 2000, no results are available as of the date of this prospectus.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              3.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.32%       0.32%
 Distribution and/or Service (12b-1) Fees        0.25%/2/    1.00%/3/
 Other Expenses                                  0.12%       0.12%
 Total Annual Fund Operating Expenses            0.69%       1.44%


 1 Based on estimated amounts for the current fiscal year.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses may not exceed 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The Class A example reflects the maximum initial sales charge in Year One. The Class B-assuming redemption example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR   YEAR   YEAR
                                   ONE   THREE  FIVE   TEN
 Class A                           $443  $587   $745  $1,201
 ----------------------------------------------------------------------------
 Class B - assuming redemption     $647  $856   $987  $1,520
 Class B - assuming no redemption  $147  $456   $787  $1,520

THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests the majority of its assets in bonds and debt securities rated A and above, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may also invest significantly in lower quality, lower rated bonds.

 The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

 Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.




 ADDITIONAL INVESTMENT RESULTS

 For periods ended December 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN/1/                  ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/2/                         2.29%     8.20%       8.39%      9.88%
 (with no sales charge deducted)
 ----------------------------------------------------------------------------
 Class B/3/                          N/A       N/A         N/A        N/A
 ----------------------------------------------------------------------------
 Lipper Average of Corporate       -2.61%     6.91%       7.31%      9.04%
 Debt A-Rated Bond Funds/4/
 ----------------------------------------------------------------------------
 Consumer Price Index/5/            2.68%     2.37%       2.93%      4.97%
 ----------------------------------------------------------------------------

 Class A distribution rate/6/: 7.16%

 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The fund began investment operations for Class A shares on May 28, 1974.

 3 The fund is beginning investment operations for Class B shares on March 15, 2000.

 4 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions but do not reflect sales charges and commissions. The lifetime figure is from the date the fund's Class A shares began investment operations.

 5 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. The lifetime figure is from the date the fund's Class A shares began investment operations.

 6 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

THE BOND FUND OF AMERICA / PROSPECTUS

 The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, December 31, 1999

 [pie chart]
 Corporate Bonds 47.0%
 Mortgage-/Asset-Backed Securities 25.6%
 U.S. Treasury Securities 9.4%
 Non-U.S. Government Bonds and Governmental Authorities 7.7%
 Federal Agency Notes & Bonds* 2.7%
 Stocks 0.6%
 Cash & Cash Equivalents 7.0%

 *Not including mortgage-backed securities by federal agencies.
 [end pie chart]



 HOLDINGS BY QUALITY RATING                               PERCENT OF
 SEE THE APPENDIX FOR A DESCRIPTION OF QUALITY RATINGS.   NET ASSETS
 ---------------------------------------------------------------------
 U.S. Treasury and Agency                                    20.8%
 ---------------------------------------------------------------------
 Money Market                                                 7.0
 ---------------------------------------------------------------------
 Aaa/AAA                                                     14.2
 ---------------------------------------------------------------------
 Aa/AA                                                        3.7
 ---------------------------------------------------------------------
 A/A                                                         15.8
 ---------------------------------------------------------------------
 Baa/BBB                                                     14.6
 ---------------------------------------------------------------------
 Ba/BB                                                        6.6
 ---------------------------------------------------------------------
 B/B                                                         14.6
 ---------------------------------------------------------------------
 Caa/CCC                                                      2.0
 ---------------------------------------------------------------------
 C/C                                                          0.1
 ---------------------------------------------------------------------
 Other                                                        0.6


 Because the fund is actively managed, its holdings will change from time to time.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Bond Fund of America are listed on the following page.

THE BOND FUND OF AMERICA / PROSPECTUS

                                                                                             APPROXIMATE YEARS OF EXPERIENCE
                                                                                              AS AN INVESTMENT PROFESSIONAL
                                                                   YEARS OF EXPERIENCE       (INCLUDING THE LAST FIVE YEARS)
                                                                 AS PORTFOLIO COUNSELOR     -----------------------------------
                                                               (AND RESEARCH PROFESSIONAL,    WITH CAPITAL
         PORTFOLIO COUNSELORS FOR                                  IF APPLICABLE) FOR         RESEARCH AND
              THE BOND FUND                                     THE BOND FUND OF AMERICA       MANAGEMENT
                OF AMERICA              PRIMARY TITLE(S)              (APPROXIMATE)              COMPANY
         -----------------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                            -----------------------------------
         ABNER D.                  President and Director of   26 years (since the fund     33 years           48 years
         GOLDSTINE                 the fund. Senior Vice       began operations)
                                   President and Director,
                                   Capital Research and
                                   Management Company
         ----------------------------------------------------------------------------------------------------------------------
         DAVID C.                  Vice President of the       5 years                      12 years           19 years
         BARCLAY                   fund. Vice President,
                                   Capital Research and
                                   Management Company
         ----------------------------------------------------------------------------------------------------------------------
         JOHN H.                   Vice President of the       11 years                     17 years           18 years
         SMET                      fund. Vice President,
                                   Capital Research and
                                   Management Company
         ----------------------------------------------------------------------------------------------------------------------
         MARK H.                   Vice President -            6 years                      12 years           22 years
         DALZELL                   Investment Management
                                   Group, Capital Research
                                   and Management Company
                                                               ----------------------------------------------------------------
         ------------------------------------------------------
         MARK R.                   Vice President -            1 year                       6 years            14 years
         MACDONALD                 Investment Management
                                   Group, Capital Research
                                   and Management Company
                                                               ----------------------------------------------------------------
         ------------------------------------------------------
         SUSAN M.                  Senior Vice President,      2 years (plus 7 years as a   10 years           12 years
         TOLSON                    Capital Research Company*   research professional prior
                                                               to becoming a portfolio
                                                               counselor for the fund)
                                                                                            -----------------------------------
         -----------------------------------------------------------------------------------
           The fund began investment operations on May 28, 1974.
         * Company affiliated with Capital Research and Management Company
----------------------------------------------------------------------------------------------------------------------------------

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773


 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  -  How long you expect to own the shares

  -  How much you intend to invest

  -  The expenses associated with owning shares of each class

  - Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  3.75%. Sales charges are reduced
  for purchases of $100,000 or more
  (see "Sales Charges - Class A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% annually.         of up to 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000

THE BOND FUND OF AMERICA / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not

                                           THE BOND FUND OF AMERICA / PROSPECTUS
 subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you redeem within six years of purchase, as shown in the table below.


 Contingent deferred sales charge
    on shares sold within year      as a % of shares being sold
 ---------------------------------------------------------------
                1                              5.00%
                2                              4.00%
                3                              4.00%
                4                              3.00%
                5                              2.00%
                6                              1.00%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the first month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGES

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to

                                           THE BOND FUND OF AMERICA / PROSPECTUS
 combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  - to receive payments through systematic withdrawal plans (up to 12% of the value of your account);

  - to receive certain distributions, such as required minimum distributions, from retirement accounts; or

  - for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
  A similar table will be shown for Class B shares beginning with the fund's 2000 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                            YEARS ENDED DECEMBER 31
                                           ---------------------------
                                   1999     1998     1997     1996      1995
                                  ---------------------------------------------
 Net Asset Value,                 $13.61   $14.00   $13.75   $13.88    $12.69
 Beginning of Year
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              (.93)     .94      .98     1.02      1.05
 Net gains or losses on
 securities (both                   (.63)    (.24)     .25     (.13)     1.18
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment               .30      .70     1.23      .89      2.23
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)                 (.93)    (.95)    (.98)   (1.02)    (1.04)
 Distributions (from capital           -     (.14)       -        -         -
 gains)
 ------------------------------------------------------------------------------
 Total distributions                (.93)   (1.09)    (.98)   (1.02)    (1.04)
 ------------------------------------------------------------------------------
 Net Asset Value,                 $12.98   $13.61   $14.00   $13.75    $13.88
 End of Year
 ------------------------------------------------------------------------------
 Total return*                     2.29%    5.17%    9.24%    6.71%    18.25%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in      $9,585   $9,541   $8,176   $7,002    $6,290
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to               .69%     .66%     .68%     .71%      .74%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income               6.96%    6.94%    6.95%    7.47%     7.87%
 to average net assets
 ------------------------------------------------------------------------------
 Portfolio turnover rate          46.71%   66.25%   51.96%   43.43%    43.80%
 * Excludes maximum sales charge.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B - Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca - Speculative in a high degree; often in default or having other marked shortcomings."

 "C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

THE BOND FUND OF AMERICA / PROSPECTUS

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic category.

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1 - Reserved for income bonds on which interest is being paid."

 "D - In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                           THE BOND FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The codes of ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

 Investment Company File No. 811-2444
                                                       Printed on recycled paper

                         THE BOND FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                 March 15, 2000


This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the "fund" or "BFA") dated March 15, 2000. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                         The Bond Fund of America, Inc.
                              Attention: Secretary
               333 South Hope Street Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       10
Fund Directors and Officers . . . . . . . . . . . . . . . . . . . .       12
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       18
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       23
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       25
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       27
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       30
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       33
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Class A Share Investment Results and Related Statistics . . . . . .       38
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Financial Statements




                       The Bond Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

 .    The fund will invest at least 65% of its assets in bonds (any debt securities, including convertible securities and non-voting, non-convertible preferred securities having initial maturities in excess of one year).
 .    The fund will invest at least 60% of its assets in debt securities rated A or better by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or in unrated securities that are determined to be of comparable quality at time of purchase, including U.S. Government securities, and cash or money market instruments.
 .    The fund may invest up to 40% of its assets in debt securities rated below
     A by Moody's or S&P or in unrated securities that are determined to be of comparable quality.
 .    The fund may invest up to 35% of its assets in debt securities rated Ba and
     BB by Moody's or S&P or below or in unrated securities determined to be of comparable quality.
 .    The fund may purchase lower quality, lower rated debt securities rated as low as Ca or CC by Moody's or S&P or unrated but determined to be of comparable quality.
 .    The fund is not normally required to dispose of a security in the event that its rating is reduced below the current minimum rating for its purchase (or it is not rated and its quality becomes equivalent to such a security).
 .    The fund may invest up to 10% of its assets in preferred stocks.
 .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.
 .    While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or have equity conversion, exchange, or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities.
 .    The fund may invest up to 5% of its assets in IOs and POs.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


Lower quality, lower rated bonds rated Ba or below by Standard & Poor's Corporation and BB or below by Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality) are described by the rating agencies as speculative and involve greater risk of default or price


                       The Bond Fund of America - Page 2
changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower quality, lower rated bonds.


Certain risk factors relating to "lower quality, lower rated bonds" are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower quality, lower rated bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower quality, lower rated bonds.

     PAYMENT EXPECTATIONS - Lower quality, lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality, lower rated bonds, especially in a thin market.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


                       The Bond Fund of America - Page 3

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. The risks of convertible preferred stock may be similar to those of equity securities. Some types of convertible preferred stock automatically convert into common stock. Non-convertible preferred stock with stated redemption rates are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


                       The Bond Fund of America - Page 4

Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


"IOs and POs" are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs); the values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


                       The Bond Fund of America - Page 5

The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


                       The Bond Fund of America - Page 6

The fund may also enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940 (the "1940 Act"). The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in debt securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


CASH AND CASH EQUIVALENTS - These securities include (i) commercial paper (e.g.,short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


LOAN PARTICIPATIONS AND ASSIGNMENTS - The fund may invest, subject to an overall 10% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with


                       The Bond Fund of America - Page 7
purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When the fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. Because there is no liquid market for such securities, the fund anticipates that such securities could be sold only to a limited number of institutional investors. In addition, loan participation and assignments are generally not rated by major rating agencies and may not be protected by the securities laws.


INVERSE FLOATING RATE NOTES - The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


MATURITY - There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


The fund may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid


                       The Bond Fund of America - Page 8
on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33 1/3% of the value of its total assets, measured at the time any such loan is made.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

     Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.   Invest in companies for the purpose of exercising control or management;


                       The Bond Fund of America - Page 9

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

4. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts;

5. Invest more than 15% of the value of its net assets in securities that are illiquid;

6. Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;

7. Make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that loans of portfolio securities as described under "Loans of Portfolio Securities," shall be made only in accordance with the terms and conditions therein set forth;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities at margin;

10. Borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Notwithstanding Investment Restriction #8, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.


The fund has adopted the following non-fundamental investment policy, which may be changed by action of the Board of Directors without shareholder approval: the fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.





                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973.


All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below.


                       The Bond Fund of America - Page 10

They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has two classes of shares - Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                       The Bond Fund of America - Page 11

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation


                                                                                            AGGREGATE
                                                                                           COMPENSATION
                                                                                      (INCLUDING VOLUNTARILY
                                                                                             DEFERRED
                                                                                         COMPENSATION/1/)
                                                                                          FROM THE FUND
                                POSITION                                                DURING FISCAL YEAR
                                  WITH           PRINCIPAL OCCUPATION(S) DURING               ENDED
   NAME, ADDRESS AND AGE       REGISTRANT                 PAST 5 YEARS                  DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Director       Corporate Director and author; former          $200/3//,//4/
 6077 San Elijo, Box 2494                     United States Ambassador to Spain;
 Rancho Santa Fe, CA 92067                    former Vice Chairman of the Board;
 Age: 65                                      Knight Ridder, Inc., former Chairman
                                              and Publisher, The Miami Herald
                                                             ----------------
--------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Director       Private Investor.  Former President            $11,600/4/
 P. O. Box 144                                and Chief Executive Officer, The
 Palos Verdes, CA 90274                       Mission Group (non-utility holding
 Age: 66                                      company, subsidiary of Southern
                                              California Edison Company)
--------------------------------------------------------------------------------------------------------------
 + Don R. Conlan               Director       President (retired), The Capital                none/5/
 1630 Milan Avenue                            Group Companies, Inc.
 South Pasadena, CA 91030
  Age: 64
--------------------------------------------------------------------------------------------------------------
 Diane C. Creel                Director       CEO and President, The Earth                   $11,200/4/
 100 W. Broadway                              Technology Corporation (international
 Suite 5000                                   consulting engineering)
 Long Beach, CA 90802
 Age: 51
--------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Director       Managing Director, Senior Resource             $11,200/4/
 4660 La Jolla Village                        Group LLC (development and management
 Drive                                        of senior living communities)
 Suite 725
 San Diego, CA 92121-2116
 Age:64
--------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Director       President, Fuller Consulting                   $11,600/4/
 4333 Admiralty Way                           (financial management consulting
 Suite 841 ETH                                firm)
 Marina del Rey, CA 90292
 Age: 53
--------------------------------------------------------------------------------------------------------------
 +* Abner D. Goldstine         President,     Senior Vice President and Director,             none/5/
 Age: 70                       PEO and        Capital Research and Management
                               Director       Company
--------------------------------------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.        Chairman of    Executive Vice President and                    none/5/
 Age: 51                       the Board      Director, Capital Research and
                                              Management Company
--------------------------------------------------------------------------------------------------------------
 Richard G. Newman             Director       Chairman, President and CEO, AECOM             $11,200/4/
 3250 Wilshire Boulevard                      Technology Corporation (architectural
 Los Angeles, CA 90010-1599                   engineering)
 Age: 65
--------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Director       President, The Sanchez Family                  $ 200/3/
 5234 Via San Delarro, #1                     Corporation dba McDonald's
 Los Angeles, CA 90022                        Restaurants (McDonald's licensee)
 Age: 55
--------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM      TOTAL NUMBER
                                  ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND          BOARDS
                                   MANAGEMENT COMPANY          ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE     DIRECTOR
   NAME, ADDRESS AND AGE      YEAR ENDED DECEMBER 31, 1999    SERVES/2/
--------------------------------------------------------------------------
 Richard G. Capen, Jr.                 $53,133/4/                 14
 6077 San Elijo, Box 2494
 Rancho Santa Fe, CA 92067
 Age: 65
--------------------------------------------------------------------------
 H. Frederick Christie                 $206,300/4/                19
 P. O. Box 144
 Palos Verdes, CA 90274
 Age: 66
--------------------------------------------------------------------------
 + Don R. Conlan                         none/5/                  12
 1630 Milan Avenue
 South Pasadena, CA 91030
  Age: 64
--------------------------------------------------------------------------
 Diane C. Creel                        $45,600/4/                 12
 100 W. Broadway
 Suite 5000
 Long Beach, CA 90802
 Age: 51
--------------------------------------------------------------------------
 Martin Fenton                         $124,800/4/                15
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92121-2116
 Age:64
--------------------------------------------------------------------------
 Leonard R. Fuller                     $71,967/4/                 12
 4333 Admiralty Way
 Suite 841 ETH
 Marina del Rey, CA 90292
 Age: 53
--------------------------------------------------------------------------
 +* Abner D. Goldstine                   none/5/                  12
 Age: 70
--------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.                  none/5/                  15
 Age: 51
--------------------------------------------------------------------------
 Richard G. Newman                     $99,800/4/                 13
 3250 Wilshire Boulevard
 Los Angeles, CA 90010-1599
 Age: 65
--------------------------------------------------------------------------
 Frank M. Sanchez                      $  13,733                  12
 5234 Via San Delarro, #1
 Los Angeles, CA 90022
 Age: 55
--------------------------------------------------------------------------




                       The Bond Fund of America - Page 12

                       The Bond Fund of America - Page 13

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.
* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071
1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Richard G. Capen, Jr. and Frank M. Sanchez were elected by shareholders on
  November 22, 1999.

4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) during the 1999 fiscal year for participating Directors is as follows: Richard G. Capen, Jr. ($221), H. Frederick Christie ($14,185), Diane C. Creel ($26,104), Martin Fenton ($36,601), Leonard R. Fuller ($37,146) and Richard G. Newman ($81,179). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

5 Don R. Conlan, Abner D. Goldstine, Paul G. Haaga, Jr. are affiliated with the
  Investment Adviser and, accordingly, receive no compensation from the fund.


                       The Bond Fund of America - Page 14

                                    OFFICERS


                               POSITION(S)      PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS#
-------------------------------------------------------------------------------
David C. Barclay        43   Vice President    Vice President, Capital Research
11100 Santa Monica                             and Management Company
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Michael J. Downer       45   Vice President    Senior Vice President - Fund
333 South Hope Street                          Business
Los Angeles, CA 90071                          Management Group, Capital
                                               Research
                                               and Management Company
-------------------------------------------------------------------------------
John H. Smet            43   Vice President    Vice President, Capital Research
11100 Santa Monica                             and Management Company
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Julie F. Williams       51   Secretary         Vice President - Fund Business
333 South Hope Street                          Management Group, Capital
Los Angeles, CA 90071                          Research and Management Company
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   37   Treasurer         Vice President - Fund Business
135 South State                                Management Group, Capital
College Blvd.                                  Research
Brea, CA 92821                                 and Management Company
-------------------------------------------------------------------------------
Kimberly S. Verdick     35   Assistant         Assistant Vice President - Fund
333 South Hope Street        Secretary         Business Management Group,
Los Angeles, CA 90071                          Capital
                                               Research and Management Company
-------------------------------------------------------------------------------
Todd L. Miller          41   Assistant         Assistant Vice President - Fund
135 South State              Treasurer         Business Management Group,
College Blvd.                                  Capital
Brea, CA 92821                                 Research and Management Company
-------------------------------------------------------------------------------


# Positions within the organizations listed may have changed during this period.

All of the officers listed are officers, and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $10,000 to Directors who are not affiliated with the Investment Adviser, plus $200 for each Board of Directors meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of February 15, 2000 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                       The Bond Fund of America - Page 15

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 31, 2000, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets, but including original issue discount as defined for


                       The Bond Fund of America - Page 16
federal income tax purposes. The Internal Revenue Code in general defines original issue discount to mean the difference between the issue price and the stated redemption price at maturity of certain debt obligations. The holder of such indebtedness is in general required to treat as ordinary income the proportionate part of the original issue discount attributable to the period during which the holder held the indebtedness.


The Investment Adviser receives a fee at an annual rate of 0.30% of the first $60 million of the fund's average net assets, 0.21% on average net assets in excess of $60 million but not exceeding $1 billion, 0.18% on average net assets in excess of $1 billion but not exceeding $3 billion, plus 0.16% on average net assets in excess of $3 billion but not exceeding $6 billion, plus 0.15% on average net assets over $6 billion but not exceeding $10 billion, plus 0.14% on average net assets in excess of $10 billion, plus 2.25% of the first $8,333,333 of the fund's monthly gross investment income for the preceding month plus 2% of monthly gross income exceeding $8,333,333. Assuming net assets of $9 billion and gross investment income levels of 5%, 6%, 7%, 8% and 9%, management fees would be .27%, .29%, .31%, .33% and .35%, respectively.


The Investment Adviser has agreed to reduce the fee payable to it under the agreement by (a) the amount by which the ordinary operating expenses of the fund for any fiscal year of the fund, excluding interest, taxes and extraordinary expenses such as litigation, exceed the greater of (i) 1% of the average month-end net assets of the fund for such fiscal year, or (ii) 10% of the fund's gross investment income, and (b) by any additional amount necessary to assure that such ordinary operating expenses of the fund in any year after such reduction do not exceed the lesser of (i) 1 1/2% of the first $30 million of average month-end net assets of the fund, plus 1% of the average month-end net assets in excess thereof, or (ii) 25% of the fund's gross investment income. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding these limits, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended December 31, 1999, 1998, and 1997, the Investment Adviser received advisory fees of $30,826,000, $28,879,000, and $24,460,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted Plans of Distribution (the Plans), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of Class A shares during the 1999 fiscal year amounted to $6,279,000 after allowance of $26,010,000 to dealers. During the fiscal years ended 1998 and 1997 the Principal Underwriter retained $7,117,000 and $5,397,000, respectively on sales of Class A shares after an allowance of $36,612,000 and $22,564,000 to dealers, respectively.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The


                       The Bond Fund of America - Page 17
officers and directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans the fund may expend up to 0.25% of its net assets annually for Class A shares and up to 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. For Class A shares these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable.


During the 1999 fiscal year, distribution expenses under the Plan for Class A shares were limited to $23,847,000 for compensation to dealers or the Principal Underwriter. Had no limitation been in effect, the fund would have paid $28,360,000 in distribution expenses under the Plan for Class A shares. As of December 31, 1999 accrued and unpaid distribution expenses were $1,588,000.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. Additional distributions may be made, if necessary. The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or


                       The Bond Fund of America - Page 18
part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.


Dividends will be reinvested in shares of the fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other American Funds, as provided in the prospectus.


TAXES - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


                       The Bond Fund of America - Page 19

Distributions of investment company taxable income are taxable to shareholders as ordinary income.


Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.


All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder subject to tax on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder and must also be reported on the shareholder's federal income tax return.


Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund


                       The Bond Fund of America - Page 20
which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income tax at the level of the fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.


Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.


Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section


                       The Bond Fund of America - Page 21

988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                       The Bond Fund of America - Page 22

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                       The Bond Fund of America - Page 23

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND      FUND
                                                           NUMBER    NUMBER
 FUND                                                      CLASS A   CLASS B
 ----                                                      -------   -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     02        202
 American Balanced Fund/(R)/ . . . . . . . . . . . . . .     11        211
 American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     03        203
 Capital Income Builder/(R)/ . . . . . . . . . . . . . .     12        212
 Capital World Growth and Income Fund/SM/  . . . . . . .     33        233
 EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     16        216
 Fundamental Investors/SM/ . . . . . . . . . . . . . . .     10        210
 The Growth Fund of America/(R)/ . . . . . . . . . . . .     05        205
 The Income Fund of America/(R)/ . . . . . . . . . . . .     06        206
 The Investment Company of America/(R)/  . . . . . . . .     04        204
 The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     14        214
 New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     07        207
 New World Fund/SM/  . . . . . . . . . . . . . . . . . .     36        236
 SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     35        235
 Washington Mutual Investors Fund/SM/  . . . . . . . . .     01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ . . . . .     40        240
 American High-Income Trust/SM/  . . . . . . . . . . . .     21        221
 The Bond Fund of America/SM/  . . . . . . . . . . . . .     08        208
 Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     31        231
 Intermediate Bond Fund of America/SM/ . . . . . . . . .     23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     43        243
 The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     19        219
 The Tax-Exempt Fund of California/(R)/* . . . . . . . .     20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     25        225
 U.S. Government Securities Fund/SM/ . . . . . . . . . .     22        222


 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . . . . . .     09        209
 The Tax-Exempt Money Fund of America/SM/  . . . . . . .     39        N/A
 The U.S. Treasury Money Fund of America/SM/ . . . . . .     49        N/A
 ___________
 *Available only in certain states.



                       The Bond Fund of America - Page 24

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .         6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .         5.26       5.00          4.25
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .          3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $750,000 .           2.04       2.00          1.60
$750,000 but less than $1 million           1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------






CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plan assets invested in the American


                       The Bond Fund of America - Page 25

Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge.
 Investments made by investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of


                       The Bond Fund of America - Page 26

$1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR YOU, AND ABSENT SUCH AN EXCHANGE, CLASS B SHARES WOULD CONTINUE TO BE SUBJECT TO HIGHER EXPENSES FOR LONGER THAN EIGHT YEARS.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you


                       The Bond Fund of America - Page 27
qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.


                       The Bond Fund of America - Page 28

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:

     .
          employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     .
          business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     .
          made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


                       The Bond Fund of America - Page 29

(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets from a plan that offered the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).


                       The Bond Fund of America - Page 30

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


                       The Bond Fund of America - Page 31

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s)

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     -  Checks must be made payable to the registered shareholder(s).


                       The Bond Fund of America - Page 32

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B shares of The Cash Management Trust.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments into The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a


                       The Bond Fund of America - Page 33
weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are


                       The Bond Fund of America - Page 34
processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


                       The Bond Fund of America - Page 35

REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Dealer concessions paid on underwriting transactions for the fiscal years ended December 31, 1999, 1998 and 1997, amounted to $10,164,000, $11,959,000 and
$58,367,000, respectively.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parents of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, J.P. Morgan Securities, Inc. was among the top 10 dealers that received the largest amount of brokerage commissions and that acted as principals in portfolio transactions. The fund held debt securities of J.P. Morgan & Co. in the amount of $10,121,000 as of the close of its most recent fiscal year.


                       The Bond Fund of America - Page 36

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY
 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $7,361,000 for the 1999 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. The personal investing policy is consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                       The Bond Fund of America - Page 37

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 1999

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $12.98
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $13.49





            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 7.25% based on a 30-day (or one month) period ended December 31, 1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b  = expenses accrued for the period (net of reimbursements).

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one year total return and average annual total return for the five- and ten-year periods ended December 31, 1999 were -1.54%, 7.38% and 7.97%, respectively. The fund's average annual total return at net asset value for the one-, five- and ten-year periods ended on December 31, 1999 were 2.29%, 8.20% and 8.39%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average


                       The Bond Fund of America - Page 38
total return figures. From time to time, the fund may calculate investment results for Class B shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                       The Bond Fund of America - Page 39

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                       The Bond Fund of America - Page 40

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or impled 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                       The Bond Fund of America - Page 41

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."


                       The Bond Fund of America - Page 42


THE BOND FUND OF AMERICA
INVESTMENT PORTFOLIO DECEMBER 31, 1999
[pie chart]
Stocks                                                        .6%
Corporate Bonds                                             50.3%
Mortgage-/Asset-Backed Securities                           23.0%
U.S. Treasuries                                              9.4%
Non-U.S. Government Bonds and Governmental Authorities       7.0%
Federal Agency Notes & Bonds*                                2.7%
Cash & Equivalents                                           7.0%
[end pie chart]



* Not including mortgage-backed securities issued by federal agencies.

THE BOND FUND OF AMERICA
INVESTMENT PORTFOLIO DECEMBER 31, 1999
                                                                             Shares or
                                                                             Principal        Market
                                                                                Amount         Value Percent of
BONDS, NOTES & PREFERRED STOCKS                                                   (000)         (000)Net Assets
----------------------------------------------------------------------   -------------------------------------------
INDUSTRIALS, SERVICES & UTILITIES
WIRELESS TELECOMMUNICATION SERVICES - 6.60%
Nextel Communications, Inc.:
10.125% 2004                                                                    $12,750        13,196
0%/9.75% 2007(1)                                                                 66,450        47,346
0%/10.65% 2007(1)                                                                12,750         9,531
0%/9.95% 2008(1)                                                                 92,725        65,139
12.00% 2008                                                                       5,000         5,600
Series E, 11.25% exchangeable preferred, redeemable 2010 (3)                        710share      710
McCaw International, Ltd., units, 0%/13.00% 2007(1),(4),(5)                     $39,381        27,228
Nextel International, Inc. 0%/12.125% 2008(1)                                    15,500         9,145
Nextel Partners Inc. 0%/14.00% 2009(1)                                           16,850        11,037      1.99
Omnipoint Corp.:
14.00% 2003(2),(3),(5)                                                           36,843        38,611
11.625% 2006                                                                     31,200        33,072
11.625% 2006                                                                      8,250         8,745
11.50% 2009(2)                                                                    4,000         4,320
7.00% convertible preferred                                                         106        17,702
Omnipoint Midwest Holdings, LLC 9.608%-10.479% 2008                              29,750        29,602      1.39
OMNIPOINT MWST HLD FRN PP OMHA03        9.8175% 12-31-06-2                        5198          5172
OMPT FCLTY A-1 9.8175% 12-31-06-2                                                 1865          1856
OMNIPOINT MWST HLD FRN PP OMHA04        9.8175% 3-31-08-2                         9112          9066
OMNIPOINT MWST HLD FRN PP OMHA03        9.8175% 03-31-08-2                        7488          7450
OMNIPOINT MWST HLD FRN PP OMHA05        9.8175% 03-31-08-2                        2648          2635
OMNIPOINT MWST HLD FRN PP OMHA04        9.8175% 03-31-08-2                        2314          2303
OMNIPOINT MWST HLD FRN PP OMHA03        9.8175% 03-31-08-2                         843           839
OMNIPOINT MWST HLD FRN PP OMHA05        9.8175% 03-31-08-2                         282           281
Clearnet Communications Inc.:(1)
0%/11.75% 2007                                                                C$45,825         22,580
0%/10.40% 2008                                                                   53,500        23,402       .49
Crown Castle International Corp.:
0%/10.625% 2007(1)                                                              $17,000        12,835
12.75% senior exchangeable preferred 2010(3)                                     27,209share   28,162
0%/11.25% 2011(1)                                                                $7,500         4,688       .48
American Cellular Corp. 10.50% 2008                                              30,425        33,696       .36
Dobson Communications Corp.:
11.75% 2007                                                                       1,000         1,127
12.25% exchangeable preferred, redeemable 2008(3)                                22,208share   22,208       .25
Esat Telecom Group PLC:
units, 0%/12.50% 2007(1),(4),(5)                                                 $4,900         4,559
0%/12.50% 2007(1)                                                                 4,000         3,400
11.875% 2008                                                                     13,750        15,297       .25
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(1)                                 22,000        20,900       .22
PageMart Wireless, Inc.:(1)
0%/15.00% 2005                                                                    9,000         7,897
0%/11.25% 2008                                                                   34,250        11,645       .21
Centennial Cellular Corp. 10.75% 2008                                            16,000        17,200       .18
VoiceStream Wireless Corp.:(2)
10.375% 2009                                                                      5,000         5,150
0%/11.875% 2009(1)                                                               17,000        10,285       .16
Cable & Wireless Communications PLC 6.75% 2008                                   12,500        12,315       .13
SpectraSite Holdings, Inc., Series B:(1)
 0%/12.00% 2008                                                                  12,500         7,375
 0%/11.25% 2009                                                                   4,750         2,541       .10
Cellco Finance NV:
12.75% 2005(2)                                                                    8,725         9,063
15.00% 2005                                                                         500           545       .10
PanAmSat Corp.:
6.00% 2003                                                                        2,400         2,226
6.125% 2005                                                                       5,250         4,652
6.375% 2008                                                                       3,000         2,558       .10
Comunicacion Celular SA, units, 0%/14.125% 2005(1),(2),(4),(5)                   17,568         8,404       .09
Dobson/Sygnet Communications Co. 12.25% 2008                                      4,500         4,995       .05
Telesystem International Wireless Inc. 0%/13.25% 2007(1)                          6,000         3,840       .04
Conecel Holdings Ltd., Series A, units, 14.00% 2000(2),(4),(5),(7)                6,053           605       .01
                                                                                            -------------------
                                                                                              625,134      6.60
                                                                                            -------------------

TRANSPORTATION - 3.88%
Continental Airlines, Inc., pass-through certificates:(8)
Series 1998-3, Class C-1, 7.08% 2004                                              3,000         2,932
Series C-2, 7.434% 2004                                                           2,000         1,952
Series 1998-3, Class C-2, 7.25% 2005                                             12,000        11,487
Series 1997-1, Class C, 7.42%  2007(6)                                            2,350         2,297
Series 1998-3, Class A-2, 6.32% 2008                                             15,000        13,610
Series 1999-2, Class A-2, 7.056% 2009                                             2,000         1,901
Series 1997-1, Class B, 7.46% 2014                                                  955           915
Series 1996-2, Class B, 8.56% 2014                                                1,860         1,886
Series 1999-1, 10.22% 2014                                                        5,703         6,007
Series 1996, Class B, 7.82% 2015                                                 12,304        12,016
Series 1996, Class C, 9.50% 2015                                                  4,557         4,691
Series 1997-1 Class A, 7.461% 2016                                               12,464        12,002
Series 1996-2, Class D, 11.50% 2016                                               3,905         4,191
Series 1997-4, Class A, 6.90% 2018                                               29,758        27,549
Series 1998-1, Class A,  6.648% 2019                                             36,204        32,844
Series 1999-1, Class B, 6.795% 2020                                              17,000        15,451      1.60
Airplanes Pass Through Trust, pass-through certificates,                         58,913        54,783       .58
Series 1, Class C, 8.15%  2019(8)
Jet Equipment Trust:(2)
Series 1994-A, Class B1, 10.91% 2006                                              6,364         6,841
Series 1994-A, Class B1,11.79% 2013                                               4,000         4,674
Series 1995-B, 10.91% 2014                                                        5,000         5,469
Series 1995-D, 11.44% 2014                                                       10,000        11,270
Series 1995-B, Class A, 7.63% 2015                                                4,051         3,964
Series 1995-B, Class C, 9.71% 2015                                                5,500         5,714
Series 1995-A, Class C, 10.69% 2015                                              10,500        11,581       .52
Atlas Air, Inc. Pass-Through Trusts, Series 1998-1, Class A, 7.38% 2019(8        40,295        36,545       .39
Delta Air Lines:
7.70% 2005(2)                                                                     2,000         1,976
7.90% 2009(2)                                                                     3,000         2,952
pass-through certificates, Series 1992-A2, 9.20% 2014(8)                         11,500        11,919
1990 Equipment trust certificates:(2)
Series I, 10.00% 2014                                                             5,000         5,430
Series J, 10.00% 2014                                                             5,000         5,430
Series F, 10.79% 2014                                                             1,700         1,946       .31
United Air Lines, Inc., pass-through certificates:(8)
Series 1995-A1, 9.02% 2012                                                       10,126        10,168
Series 1995-A2, 9.56% 2018                                                        8,000         8,307       .20
American Airlines, Inc., pass-through certificates,                               6,000         6,387       .07
Series 1991-C2, 9.73% 2014(8)
AIR 2 US, Series A, 8.027% 2020                                                   6,000         6,015       .06
Teekay Shipping Corp. 8.32% 2008                                                  6,000         5,505       .06
Union Pacific Capital Trust 6.25% TIDES convertible preferred(2)                    111         4,527       .05
USAir, Inc.:
1990 Equipment Trust Certificates:
Series A, 10.28% 2001                                                               754           761
Series B, 10.28% 2001                                                               754           761
Series C, 10.28% 2001                                                               530           535
pass-through trust, Series 1993-A3, 10.375% 2013(8)                               2,250         2,160       .04
                                                                                            -------------------
                                                                                              367,351      3.88
                                                                                            -------------------

DIVERSIFIED MEDIA & CABLE TELEVISION - 3.87%
NTL Inc.:
0%/12.75% 2005(1)                                                                17,750        17,750
Series B, 10.00% 2007                                                            10,000        10,250
0%/9.75% 2008(1)                                                                 12,500         8,719
11.50% 2008                                                                      11,000        11,880
0%/11.50% 2009(1),(2)                                                          P 15000          8,752       .60
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
8.875% 2007                                                                     $24,250        24,674
0%/9.75% 2007(1)                                                                 36,325        29,060       .57
Charter Communications Holdings, LLC:
8.25% 2007(6)                                                                     5,000         4,650
0%/9.92% 2011(1)                                                                 61,500        35,978       .43
Liberty Media Corp.:(2)
7.875% 2009                                                                      37,400        37,228
8.50% 2029                                                                        1,000         1,019       .40
British Sky Broadcasting Group PLC 8.20% 2009                                    30,000        29,008       .31
Lenfest Communications, Inc.:
8.375% 2005                                                                      11,000        11,197
7.625% 2008                                                                       6,750         6,563       .19
TCI Communications, Inc.:
8.00% 2005                                                                       10,000        10,296
8.75% 2015                                                                        5,000         5,455       .17
Telemundo Holdings, Inc., Series A, 0%/11.50% 2008(1)                            25,375        15,098       .16
TeleWest PLC:
9.625% 2006                                                                       4,700         4,782
0%/11.00% 2007(1)                                                                 8,000         7,460       .13
Cablevision Industries Corp.:
8.125% 2009                                                                       9,250         9,088
9.875% 2013                                                                       2,000         2,110       .12
Century Communications Corp. 8.75% 2007                                           6,200         5,906
Adelphia Communications Corp. 8.375% 2008                                         5,000         4,650       .11
Falcon Holding Group, LP, Falcon Funding Corp. 8.375% 2010                       10,000        10,075       .11
Globo Comunicacoes E Partcipacoes Ltd.:
10.50% 2006(2)                                                                    9,480         8,224
10.50% 2006                                                                       2,000         1,735       .11
Multicanal Participacoes SA, Series B, 12.625% 2004                               6,875         6,944       .07
Time Warner Companies Inc. 7.25% 2017                                             7,000         6,534       .07
Cox Communications, Inc.:
7.75% 2006                                                                        4,000         4,039
6.80% 2028                                                                        2,500         2,192       .07
V2 Music Holdings PLC:(1),(2),(4),(5)
units, 0%/14.00% 2008                                                           L 7883          3,435
units, 0%/14.00% 2008                                                            $9,259         2,498       .06
Viacom Inc. 7.75% 2005                                                            5,000         5,033       .05
TVN Entertainment Corp., units, 14.50% 2008(2),(4),(5),(6)                       13,263         3,710       .04
Avalon Cable Holdings LLC 0%/11.875% 2008(1)                                      3,625         2,365       .02
News America Holdings Inc. 8.625% 2014                                         A$ 3250          2,013       .02
Coaxial Communications of Central Ohio, Inc. 10.00% 2006                         $2,000         1,980       .02
FrontierVision 11.00% 2006                                                        1,750         1,846       .02
Sun Media Corp. 9.50% 2007                                                        1,305         1,292       .01
Grupo Televisa, SA  0%/13.25% 2008(1)                                             1,000           910       .01
                                                                                            -------------------
                                                                                              366,398      3.87
                                                                                            -------------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.29%
Bell Atlantic Financial Services, Inc., senior exchangeable notes:
5.75% 2003                                                                       30,000        30,300
4.25%  2005                                                                      30,350        37,331       .71
Viatel, Inc.:
11.15% 2008                                                                    DM 7000          3,610
11.25% 2008                                                                      $6,775         6,741
0%/12.40% 2008(1)                                                              DM 3500          1,170
0%/12.50% 2008(1)                                                               $35,875        22,512
11.50% 2009                                                                       1,750         1,750       .38
COLT Telecom Group PLC:
units, 0%/12.00% 2006(1),(4)                                                      5,291        12,974
8.875% 2007                                                                    DM 9500          5,253
7.625% 2008                                                                      31,800        16,357       .37
NEXTLINK Communications, Inc.:
12.50% 2006                                                                      $3,000         3,240
9.625% 2007                                                                       3,000         2,948
9.00% 2008                                                                        8,250         7,817
0%/12.125% 2009(1),(2)                                                           30,250        17,621
14.00% preferred 2009(3)                                                         22,950share    1,228       .35
Time Warner Telecom Inc. 9.75% 2008                                             $26,650        27,316       .29
Global TeleSystems Group, Inc. 8.75% convertible debentures 2000(2)               7,500        24,750       .26
Allegiance Telecom, Inc.:
0%/11.75% 2008(1)                                                                21,000        14,989
12.875% 2008                                                                      4,450         5,029       .21
Qwest Communications International Inc.:(1)
0%/9.47% 2007                                                                    15,000        12,170
0%/8.29% 2008                                                                     7,500         5,884       .19
Loral Orion Network Systems, Inc. 11.25% 2007                                    23,260        17,445       .18
US Xchange, LLC 15.00% 2008                                                      16,750        13,065       .14
CEI Citicorp Holdings SA 11.25% 2007(2)                                       ARP 9500          7,768       .08
PTC International Finance BV 0%/10.75% 2007(1)                                   $9,450         6,355       .07
Versatel Telecom International NV 11.875% 2009                                  P 3875          4,171       .04
IMPSAT Corp. 12.375% 2008                                                        $2,500         2,231       .02
                                                                                            -------------------
                                                                                              312,025      3.29
                                                                                            -------------------

ENERGY & RELATED COMPANIES - 2.10%
PDVSA Finance Ltd.:
8.75% 2004(2)                                                                     2,000         1,957
9.375% 2007(2)                                                                   20,000        18,991
9.75% 2010(2)                                                                    17,250        16,278
7.40% 2016                                                                        9,700         7,144
7.50% 2028                                                                        2,000         1,404       .48
Union Pacific Resources Group Inc. 7.30% 2009                                    19,500        18,726
Norcen Energy Resources Ltd. 7.375% 2006                                         17,500        17,036       .38
Petrozuata Finance, Inc.:(2)
Series A, 7.63% 2009                                                             24,530        19,741
Series B, 8.22% 2017                                                             12,000         8,940       .30
Pemex Finance Ltd.:
8.875% 2010                                                                       7,000         6,929
Series 1999-2, Class A3, 10.61% 2017                                              8,000         8,828       .17
McDermott Inc. 9.375% 2002                                                       13,500        13,492       .14
Pogo Producing Co. 10.375% 2009                                                  11,000        11,440       .12
Louis Dreyfus Natural Gas Corp. 6.875% 2007                                      12,000        10,864       .11
Conoco Inc. 6.35% 2009                                                           10,000         9,265       .10
Cross Timbers Oil Co. 8.75% 2009                                                  7,025         6,639       .07
OXYMAR 7.50% 2016(2)                                                              8,500         5,649       .06
Husky Terra Nova Finance 8.45% 2012(2)                                            5,000         4,882       .05
Pioneer Natural Resources Co. 7.20% 2028                                          6,375         4,647       .05
Oil Co. Ltd. 8.90% 2000(2)                                                        3,706         3,716       .04
Apache Finance Pty Ltd. 7.00% 2009                                                2,000         1,901       .02
Clark Refining & Marketing, Inc. 8.375% 2007                                      1,500           930       .01
                                                                                            -------------------
                                                                                              199,399      2.10
                                                                                            -------------------

BROADCASTING & PUBLISHING - 1.74%
Chancellor Media Corp. of Los Angeles:
9.375% 2004                                                                       7,500         7,744
8.125% 2007                                                                      21,000        21,053
Series B, 8.75% 2007                                                              8,625         8,798
9.00% 2008                                                                        7,000         7,280
Capstar Broadcasting Corp. 12.00% preferred 2009(3)                              75,419share    8,522       .56
Hearst-Argyle Television, Inc.:
7.00% 2018                                                                      $18,500        16,437
7.50% 2027                                                                        5,500         5,083       .23
Young Broadcasting Inc.:
10.125% 2005                                                                      3,500         3,561
Series B, 8.75% 2007                                                             14,250        13,644       .18
Cox Radio, Inc. 6.375% 2005                                                      18,000        16,788       .18
Ziff-Davis Inc. 8.50% 2008                                                        9,500         9,892       .11
Antenna TV SA 9.00% 2007                                                          9,750         8,970       .09
RBS Participacoes SA 11.00% 2007(2)                                              10,000         8,475       .09
Transwestern  Publishing Co. LLC 9.625% 2007                                      7,250         7,196       .08
Cumulus Media Inc. 13.75% preferred 2009 (3)                                      4,563share    5,133       .05
Muzak LLC: 9.875% 2009
9.875% 2009                                                                       3,500         3,404
0%/13.00% 2010 (1)                                                                2,000         1,190       .05
Sun Media Corp. 9.50% 2007                                                        3,834         3,796       .04
STC Broadcasting, Inc. 11.00% 2007                                                3,250         3,226       .03
American Media Operation 10.25% 2009                                              3,000         3,038       .03
Gray Communication Systems, Inc. 10.625% 2006                                     2,000         2,065       .02
                                                                                            -------------------
                                                                                              165,295      1.74
                                                                                            -------------------

ELECTRICAL & GAS UTILITIES - 1.69%
Israel Electric Corp. Ltd.:(2)
7.25% 2006                                                                        7,165         6,775
7.75% 2009                                                                       44,500        42,960
8.25% 2009                                                                        3,600         3,589
7.70% 2018                                                                        8,500         7,549
7.875% 2026                                                                      13,000        11,411
7.75% 2027                                                                       20,000        17,283
8.10% 2096                                                                       14,405        11,848      1.07
Peco Energy Transition Trust, Series 1999-A, Class A6, 6.05% 2009                17,500        16,417       .17
Edison Mission Energy 7.73% 2009(2)                                              10,000         9,893       .10
The Williams Companies, Inc. 6.625% 2004                                          2,000         1,930
Williams Holdings of Delaware, Inc.:
6.125% 2003                                                                       2,000         1,897
6.25% 2006                                                                        5,000         4,651
6.50% 2008                                                                        1,000           916       .10
The Coastal Corp.:
6.50% 2006                                                                        2,500         2,351
6.375% 2009                                                                       3,550         3,230
6.95% 2028                                                                        2,675         2,331       .08
Energen Corp., Series B, 7.125% 2028                                              6,000         5,299       .06
Tennessee Gas Pipeline Co. 7.625% 2037                                            5,110         4,766       .05
Transener SA:
8.625% 2003                                                                       1,000           938
9.25% 2008(2)                                                                     4,250         3,708       .05
Columbia Gas System, Inc., Series C, 6.80% 2005                                     796           755       .01
                                                                                            -------------------
                                                                                              160,497      1.69
                                                                                            -------------------

LEISURE & TOURISM - 1.60%
William Hill Finance 10.625% 2008                                              L 11243         18,616       .20
Mirage Resorts, Inc.:
6.625% 2005                                                                      $7,500         6,858
6.75% 2007                                                                        6,500         5,729
6.75% 2008                                                                        6,750         5,930       .19
Boyd Gaming Corp.:
9.25% 2003                                                                       13,475        13,643
9.50% 2007                                                                        3,500         3,465       .18
FelCor Suites LP 7.375% 2004                                                     13,650        12,416       .13
Premier Parks Inc.:
9.25% 2006                                                                        7,000         6,895
9.75% 2007                                                                        1,250         1,278
0%/10.00% 2008(1)                                                                 4,500         3,083       .12
Capstar Hotel Co. 8.75% 2007                                                     12,020        10,818       .11
Carmike Cinemas, Inc., Series B, 9.375% 2009                                     11,375         9,953       .11
Friendly Ice Cream Corp. 10.50% 2007                                             10,125         8,606       .09
AMF Bowling Worldwide, Inc.:
10.875% 2006                                                                      8,339         3,502
0%/12.25% 2006(1)                                                                13,050         4,176
0% convertible debentures 2018(2)                                                11,084           471       .09
Harrah's Operating Co., Inc. 7.875% 2005                                          6,000         5,775       .06
KSL Recreation Group, Inc. 10.25% 2007                                            5,600         5,600       .06
Six Flags Entertainment Corp. 8.875% 2006                                         5,000         4,888       .05
Horseshoe Gaming, LLC, Series B:
9.375% 2007                                                                       2,000         2,000
8.625% 2009                                                                       3,000         2,865       .05
Joseph E. Seagram & Sons, Inc. 6.80% 2008                                         5,000         4,685       .05
Jupiters Ltd. 8.50% 2006                                                          3,000         2,910       .03
International Game Technology 7.875% 2004                                         3,000         2,895       .03
Sun International Hotels Ltd., Sun International North America, Inc. 9.00         3,000         2,895       .03
Royal Caribbean Cruises Ltd. 7.25% 2018                                           2,000         1,786       .02
                                                                                            -------------------
                                                                                              151,738      1.60
                                                                                            -------------------

HEALTH CARE - 1.47%
Columbia/HCA Healthcare Corp.:
6.125% 2000                                                                       8,500         8,276
6.41% 2000                                                                        1,000           992
7.60% 2001                                                                        1,750         1,717
7.15% 2004                                                                        1,500         1,410
6.91% 2005                                                                       16,410        15,015
7.00% 2007                                                                       12,750        11,379
8.85% 2007                                                                       24,105        23,563
8.70% 2010                                                                        4,250         4,038
9.00% 2014                                                                        5,650         5,452
7.69% 2025                                                                        5,000         4,100       .80
Lilly Del Mar Inc. 7.355% 2029 (2)(6)                                            18,000        18,017       .19
Concentra Operating Corp., Series A, 13.00% 2009(2)                              15,500        13,950       .15
Paracelsus Healthcare Corp. 10.00% 2006                                          20,575        11,934       .13
McKesson Corp.:
6.30% 2005                                                                        3,050         2,632
6.40% 2008                                                                        6,500         5,328       .08
Nationwide Health Properties, Inc., Series A, 7.677%                            100,000share    6,267       .07
 preferred cumulative step-up premium rate(1)
Integrated Health Services, Inc.:(7)
5.75% convertible debentures 2001                                               $12,750           255
10.25% 2006(6)                                                                    9,350           771
Series A, 9.50% 2007                                                             12,175         1,004
Series A, 9.25% 2008                                                             32,657         2,694       .05
Mariner Health Group, Inc. 9.50% 2006(7)                                          7,300            73       .00
                                                                                            -------------------
                                                                                              138,867      1.47
                                                                                            -------------------

MULTI-INDUSTRY - 1.39%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed                        1,670,000share   33,818
perpetual capital securities(2)
Swire Pacific Offshore Financing Ltd. 9.33% cumulative                          230,000         5,003       .41
guaranteed perpetual capital securities(2)
Wharf International Finance Ltd., Series A, 7.625% 2007                         $25,000        23,213       .25
Federal-Mogul Corp.:
7.75% 2006                                                                       10,000         9,259
7.50% 2009                                                                       12,500        11,079       .21
Reliance Industries Ltd.:(2)
8.25% 2027                                                                       10,000         9,506
10.50% 2046                                                                         250           238
10.25% 2097                                                                      10,750         9,465       .20
Tyco International Group SA 6.875% 2002(2)                                       18,000        17,750       .19
Hutchison Whampoa Finance Ltd.:(2)
7.45% 2017                                                                        3,000         2,674
Series D, 6.988% 2037                                                            10,000         9,381       .13
                                                                                            -------------------
                                                                                              131,386      1.39
                                                                                            -------------------

FOREST PRODUCTS & PAPER - 1.28%
Container Corp. of America:
10.75% 2002                                                                       4,800         4,968
9.75% 2003                                                                       18,815        19,191
Series A, 11.25% 2004                                                             8,000         8,280       .34
Scotia Pacific Co. LLC, Series B:
Class A-1, 6.55% 2028                                                             1,424         1,342
Class A-2, 7.11% 2028                                                            31,400        27,455       .30
Kappa Beheer BV:(2)
10.625% 2009                                                                    P 5500          5,837
0%/12.50% 2009(1)                                                                 9,500         5,997       .12
Copamex Industrias, SA de CV, Series B, 11.375% 2004                            $11,880        10,781       .11
Grupo Industrial Durango, SA de CV:
12.00% 2001                                                                       3,000         3,008
12.625% 2003                                                                      7,625         7,587       .11
Indah Kiat Finance Mauritius Ltd.:
11.875% 2002                                                                        300           266
10.00% 2007                                                                      12,075         8,996       .10
Pindo Deli Finance Mauritius Ltd.:
10.25% 2002                                                                       6,000         4,755
10.75% 2007                                                                       3,625         2,637       .08
Scotia Pacific Co. LLC, Series B, Class A-3, 7.71% 2014                          10,143         7,303       .08
Paperboard Industries International Inc. 8.375% 2007                              1,700         1,615       .02
Pacifica Papers 10.00% 2009                                                       1,475         1,523       .02
APP International Finance Co. BV 11.75% 2005                                        275           232       .00
                                                                                            -------------------
                                                                                              121,773      1.28
                                                                                            -------------------

ELECTRICAL & ELECTRONICS - 1.05%
Hyundai Semiconductor America, Inc.:(2)
8.25% 2004                                                                        7,705         6,800
8.625% 2007                                                                      20,700        17,207       .25
Zilog, Inc. 9.50% 2005                                                           22,750        20,930       .22
Advanced Micro Devices, Inc.:
11.00% 2003                                                                      13,265        13,066
6.00% convertible subordinated notes 2005                                         7,500         7,650       .22
EarthWatch Inc.:(2),(5)
0%/12.50% 2005(1)                                                                17,280        11,548
Series B, 7.00% convertible preferred 2009(3)                                       942         3,250
Series C, 8.50% convertible preferred 2009(3)                                        80           137       .16
Samsung Electronics Co., Ltd. 7.45% 2002(2)                                      11,000        10,820       .11
Fairchild Semiconductor Corp.:
10.125% 2007                                                                      3,000         3,060
10.375% 2007                                                                      2,000         2,040       .05
First International Computer Corp. 1.00% convertible debentures 2004(2)           3,000         3,360       .04
                                                                                            -------------------
                                                                                               99,868      1.05
                                                                                            -------------------

CONSUMER & BUSINESS SERVICES - 1.01%
USA Waste Services, Inc.:
6.50% 2002                                                                        9,050         8,381
7.00% 2004                                                                        6,750         6,118
7.125% 2007                                                                       4,000         3,499
6.125% 2011(6)                                                                    8,078         7,688
Waste Management, Inc.:
6.00% 2001(2)                                                                       750           718
7.70% 2002                                                                        5,161         4,942
WMX Technologies, Inc.:
6.375% 2003                                                                       3,706         3,339
7.00% 2006                                                                        4,000         3,498       .40
Allied Waste North America, Inc. 10.00% 2009(2)                                  29,500        26,329       .28
Sotheby's Holdings, Inc. 6.875% 2009                                             20,000        17,865       .19
Kindercare Learning Centers, Inc., Series B, 9.50% 2009                           5,000         4,813       .05
Protection One Alarm Monitoring, Inc.:
6.75% convertible debentures 2003                                                 5,000         2,500
13.625% 2005(6)                                                                   3,560         2,207       .05
Stericycle, Inc. 12.375% 2009(2)                                                  2,250         2,295       .02
Polestar Corp. PLC 10.50% 2008                                                   L 900          1,394       .01
Teletrac Inc.:(5)
10.00% 2000                                                                     $195.00           195
units, 9.00% 2004(4),(12)                                                          1351           737       .01
Safety-Kleen Services, Inc. 9.25% 2008                                              250           242       .00
                                                                                            -------------------
                                                                                               96,760      1.01
                                                                                            -------------------

GENERAL RETAILING & MERCHANDISING - 1.01%
J. C. Penney Co., Inc.:
7.60% 2007                                                                       15,000        13,943
7.625% 2007                                                                       5,880         4,577
7.65% 2016                                                                        4,000         3,451
7.95% 2017                                                                       36,500        32,453       .58
Kmart Corp. 9.78% 2020                                                           12,250        12,572       .13
Sunglass Hut International Ltd. 5.25% convertible debentures 2003                11,150         8,976       .10
DR Securitized Lease Trust, pass-through certificates,                            8,000         7,860       .08
Series 1994 K-2, 9.35% 2019(8)
Federated Department Stores, Inc.:
8.125% 2002                                                                       5,000         5,080
6.30% 2009                                                                        3,000         2,728       .08
Dillard's, Inc. 7.13% 2018                                                        2,750         2,357       .02
The Boyds Collection, Ltd.,Series B, 9.00% 2008                                   1,806         1,716       .02
                                                                                            -------------------
                                                                                               95,713      1.01
                                                                                            -------------------

METALS - .82%
Freeport-McMoRan Copper & Gold Inc.:
7.50% 2006                                                                       34,000        24,942
7.20% 2026                                                                       18,000        13,597       .41
Doe Run Resources Corp., Series B:
12.231% 2003(6)                                                                   3,000         2,760
11.25% 2005                                                                      16,000        15,160       .19
Inco Ltd. 9.60% 2022                                                             16,000        15,502       .16
Pohang Iron & Steel Co., Ltd.:
7.50% 2002                                                                        1,000           989
6.625% 2003                                                                       2,500         2,386       .04
Kaiser Aluminum and Chemical Corp. 12.75% 2003                                    2,000         2,000       .02
                                                                                            -------------------
                                                                                               77,336       .82
                                                                                            -------------------

FOOD & FOOD PRODUCTS - .64%
Nabisco, Inc.:
7.05% 2007                                                                        8,500         7,863
7.55% 2015                                                                        9,000         8,312
6.125% 2033(6)                                                                    2,500         2,386
6.375% 2035(6)                                                                   19,900        18,482       .39
Fage Dairy Industry SA 9.00% 2007                                                 8,250         7,260       .08
Gruma, SA de CV 7.625% 2007                                                       8,000         6,960       .07
Home Products International, Inc. 9.625% 2008                                     6,250         5,703       .06
New World Pasta Co. 9.25% 2009                                                    4,000         3,700       .04
                                                                                            -------------------
                                                                                               60,666       .64
                                                                                            -------------------

MISCELLANEOUS MATERIALS & COMMODITIES - .46%
Equistar Chemicals LP:
6.50% 2006                                                                        7,800         6,917
8.75% 2009                                                                        7,500         7,412       .15
Printpack, Inc.:
Series B, 9.875% 2004                                                             4,075         4,075
10.625% 2006                                                                      9,465         9,134       .14
Graham Packaging Co.:
8.75% 2008                                                                        3,625         3,480
0%/10.75% 2009(1)                                                                 7,975         5,423       .10
Anchor Glass Container Corp. 11.25% 2005                                          4,000         3,600       .04
Impress Metal Packaging Holdings BV 9.875% 2007                            DM C5596500          3,243       .03
                                                                                            -------------------
                                                                                               43,284       .46
                                                                                            -------------------

INDUSTRIAL COMPONENTS - .31%
TRW Inc. 7.125% 2009                                                            $12,375        11,717       .12
Tekni-Plex, Inc. 9.25% 2008                                                       8,250         8,456       .09
Hayes Wheels International, Inc. 9.125% 2007                                      4,500         4,354       .05
Cooper Tire & Rubber Co. 7.25% 2002                                               4,000         3,956       .04
BREED Technologies, Inc. 9.25% 2008(7)                                           32,000           480       .01
                                                                                            -------------------
                                                                                               28,963       .31
                                                                                            -------------------

BEVERAGES & TOBACCO - .20%
Canandaigua Wine Co., Inc.:
Series C, 8.75% 2003                                                              7,500         7,481
8.75% 2003                                                                        6,650         6,500       .15
Delta Beverage Group, Inc. 9.75% 2003                                             4,750         4,750       .05
                                                                                            -------------------
                                                                                               18,731       .20
                                                                                            -------------------

MACHINERY & ENGINEERING - .18%
John Deere Capital Corp. 8.625% 2019                                             16,850        17,427       .18
                                                                                            -------------------
                                                                                               17,427       .18
                                                                                            -------------------

OTHER - .09%
Salton/Maxim Housewares, Inc. 10.75% 2005                                         8,250         8,498       .09
                                                                                            -------------------
                                                                                                8,498       .09
                                                                                            -------------------

FINANCE
BANKS & THRIFTS - 9.27%
SocGen Real Estate Co. LLC, Series A, 7.64%/8.406% (undated)(2),(6)             100,000        90,241       .95
Fuji International Finance (Bermuda) Trust, Fuji Bank,                            7,500         7,266
 Ltd. 7.30% Eurodollar Note (undated)
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(2),(6)          65,750        65,750       .77
Banque Nationale de Paris 6.765% (undated)(6)                                    12,500        12,109
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(2)                64,000        59,583       .76
Bankers Trust New York Corp.:
6.70% 2007                                                                       20,000        18,804
7.50% 2015                                                                       18,500        17,533
Deutsche Bank Capital Funding Trust I, 7.872% (undated)(2),(6)                   19,500        18,499       .58
Tokai Preferred Capital Co. LLC, Series A, 9.98%/                                50,500        50,313       .53
11.091% noncumulative preferred(2)
MBNA Corp., MBNA Capital:
A, Series A, 8.278% 2026                                                         24,000        20,886
B, Series B, 7.005% 2027(6)                                                      32,800        27,035       .51
Advanta Corp.:
Series D, 6.54% 2000                                                             10,600        10,588
Series D, 6.60% 2000                                                              6,000         5,995
Series B, 7.00% 2001                                                              4,000         3,750
Series D, 6.925% 2002                                                             2,500         2,280
6.925% 2002                                                                       2,000         1,824
Advanta Capital Trust I 8.99% 2026                                               11,000         7,590       .34
NB Capital Corp. 8.35% exchangeable depositary shares                         1,200,000share   25,800
National Bank of Canada 5.456% (undated)(6)                                      $5,000         3,836       .31
Bank of Scotland 7.00% (undated)(2),(6)                                          30,000        27,755       .29
Ahmanson Capital Trust I Capital Securities, Series A, 8.36% 2026(2)              2,030         1,930
Great Western Financial Trust II, Series A, 8.206% 2027                           2,055         1,921
Washington Mutual Capital I Subordinated Capital Income Securities 8.375%        22,000        20,939       .26
Capital One Bank:
6.375% 2003                                                                       5,000         4,795
6.40% 2003                                                                        2,000         1,914
6.70% 2008                                                                        5,000         4,573
Capital One Financial Corp. 7.25% 2006                                            2,500         2,360
Capital One Capital I 7.755% 2027(2),(6)                                         10,000         8,634       .24
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(2)        23,450        22,160       .23
National Westminster Bank PLC 7.75% (undated)(6)                                 23,000        22,101       .23
Paribas, New York Branch 6.95% 2013                                              24,000        21,682       .23
Skandinaviska Enskilda Banken 7.50% (undated)(6)                                 23,000        20,384       .22
Canadian Imperial Bank of Commerce 6.063% Eurodollar Note (undated)(6)           25,000        19,933       .21
HSBC America Capital 8.38% 2027(2)                                               19,375        18,455       .20
Standard Chartered Bank:(6)
6.25% Eurodollar Note (undated)                                                  15,000        10,096
6.275% (undated)                                                                  5,000         3,527       .14
Imperial Capital Trust I, Imperial Bancorp 9.98% 2026                            15,000        13,326       .14
Bayerische Vereinsbank 5.50% 2008                                              P 13271         13,278       .14
Chevy Chase Preferred Capital Corp. 10.375%                                     242,900share   11,811       .12
Riggs National Corp. 8.625% 2026                                                 $5,400         4,668
Riggs Capital Trust II 8.875% 2027                                                7,500         6,687       .12
Chase Capital III, floating rate capital securities, Series C, 6.66% 2027         8,500         7,987
Chase Capital II, global floating rate capital securities, Series B, 6.70         3,500         3,308       .12
Abbey National PLC 6.70% (undated)(6)                                            12,500        11,273       .12
Allegemeine Hypotheken Bank AG 5.00% 2009 (2)                                  P 11000         10,492       .11
J.P. Morgan & Co. Inc., Series A.:
6.00% 2009                                                                       $1,650         1,477
6.783% 2012(6)                                                                   10,000         8,644       .11
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                   10,500        10,037       .11
Allfirst Preferred Capital Trust 7.678% SKATES 2029 (6)                          10,000         9,900       .10
Fleet Capital Trust 7.14% 2028(6)                                                10,000         9,880       .10
Royal Bank of Scotland 8.375% 2007                                              L 4900          8,403       .09
Bank of Nova Scotia 6.063% Eurodollar note (undated)(6)                         $10,000         8,053       .09
Hongkong and Shanghai Banking Corp. 6.188% (undated)(6)                          10,000         8,051       .08
Bank One Corp., Series A, 6.00% 2009                                              8,500         7,560       .08
Lloyds Bank (#2) 6.313% (undated)(6)                                              8,000         6,856       .07
Allied Irish Banks Ltd. 6.75% (undated)(6)                                        7,000         6,070       .06
Hypothekenbank in Essen AG 5.25% 2008                                           P 6000          5,924       .06
BCI U.S. Funding Trust I 8.01% (undated)(2),(6)                                  $6,000         5,474       .06
Halifax Building Society 8.75% 2006                                             L 3000          5,256       .06
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(2)                  $5,000         4,975       .05
Bay View Capital 9.125% 2007                                                      5,500         4,675       .05
Rheinische Hypothekenbank Eurobond 4.25% 2008                                   P 5000          4,565       .05
Midland Bank 6.438% Eurodollar note (undated)(6)                                 $5,000         4,213       .04
Bergen Bank 6.00% (undated)(6)                                                    5,000         3,857       .04
Christiana Bank Og Kreditkasse 6.25%(6)                                           4,000         3,080       .03
Sovereign Bancorp, Inc. 10.50% 2006                                               2,500         2,550       .03
Komercni Finance BV 9.00%/10.75% 2008(2),(6)                                      2,000         1,865       .02
Korea Development Bank 6.625% 2003                                                  750           722       .01
Banco General, SA 7.70% 2002(2)                                                     500           475       .01
                                                                                            -------------------
                                                                                              878,233      9.27
                                                                                            -------------------

FINANCIAL SERVICES - 3.27%
Ford Motor Credit Co.:
5.25% 2008                                                                    DM 32000         15,640
5.80% 2009                                                                      $30,000        26,588
7.375% 2009                                                                      42,250        41,711       .89
BHP Finance Ltd.:
6.69% 2006                                                                       21,800        20,673
8.50% 2012                                                                       20,000        20,760
6.75% 2013                                                                       10,000         8,924       .53
General Motors Acceptance Corp.:
0.34% 2002(6)                                                                Y 3600000         35,204
5.85% 2009                                                                      $10,000         8,835       .46
Household Finance Corp.:
6.00% 2004                                                                       10,000         9,423
6.44% 2005(6)                                                                     6,000         5,978
7.20% 2006                                                                        5,000         4,911
6.40% 2008                                                                       11,000        10,169       .32
Providian National Bank 6.65% 2004                                               10,000         9,441
Providian Financial Corp. 9.525% 2027(2)                                         16,750        14,195       .25
AB Spintab:
6.00% 2009                                                                   SKR 23000          2,637
6.80% (undated)(2),(6)                                                           $6,500         6,287
7.50% (undated)(2),(6)                                                           11,000        10,532       .20
Nykredit 6.00% 2029(8)                                                      DKR 105954         13,350       .14
Bankunited Capital Trust, Bankunited Financial Corp., 10.25% 2026               $10,000         8,700       .09
AT&T Capital Corp. 6.60% 2005                                                     9,000         8,655       .09
Wharf Capital International, Ltd. 8.875% 2004                                     7,457         7,478       .08
Heller Financial, Inc. 6.00% 2004                                                 7,500         7,121       .08
Wilshire Real Estate Investment Trust 24.00% 2000(6)                              6,496         5,197       .05
Green Tree Financial Corp. 6.50% 2002                                             4,000         3,783       .04
Associates Corp. of North America 5.85% 2001                                      2,500         2,478       .03
Lend Lease (US) Finance Inc. 6.75% 2005                                           1,500         1,442       .02
                                                                                            -------------------
                                                                                              310,112      3.27
                                                                                            -------------------

REAL ESTATE - 1.29%
Irvine Co. 7.46% 2006(2),(5)                                                     15,000        13,759
Irvine Apartment Communities, LP 7.00% 2007                                       5,875         5,216       .20
CarrAmerica Realty Corp:
Series B, 8.57% cumulative redeemable preferred                                 710,100share   11,450
Series C, 8.55% cumulative redeemable preferred                                 413,100         6,610       .19
ProLogis Trust:
7.25% 2002                                                                         $750           741
7.05% 2006                                                                        8,000         7,538
Series D, 7.92% preferred                                                       380,000share    6,935       .16
EOP Operating LP:
6.763% 2007                                                                      $5,000         4,629
6.75% 2008                                                                       11,500        10,576       .16
Archstone Communities Trust:
7.20% 2013                                                                        9,000         7,990
Series C, 8.625% convertible preferred                                          200,000share    3,950       .13
ERP Operating LP:
7.95% 2002                                                                       $3,750         3,766
7.57% 2026                                                                        8,000         7,829       .12
Beverly Finance Corp. 8.36% 2004(2)                                               7,500         7,591       .08
Duke-Weeks Realty Corp., Series B, 7.99% preferred                              150,000share    6,563       .07
cumulative step-up premium rate(1)
Simon DeBartolo Group, Inc., Series C, 7.89% preferred                          150,000         6,300       .07
cumulative step-up premium rate(1)
New Plan Realty Trust, Series D, 7.80% preferred                                112,500         4,922       .05
cumulative step-up premium rate(1)
IAC Capital Trust, Series A, 8.25% TOPRS preferred                              220,000         4,070       .04
Wellsford Residential Property Trust:
7.25% 2000                                                                       $1,000           997
7.75% 2005                                                                        1,000           989       .02
                                                                                            -------------------
                                                                                              122,421      1.29
                                                                                            -------------------

INSURANCE - 1.06%
Royal and Sun Alliance Insurance Group PLC 8.95% 2029(2)                         33,000        33,700       .36
ReliaStar Financial Corp.:
8.625% 2005                                                                       5,000         5,172
8.00% 2006                                                                       23,250        23,380       .30
Jefferson-Pilot Corp. 8.14% 2046(2)                                               6,000         5,529
Jefferson-Pilot Capital Trust 8.285% 2046(2)                                      8,500         7,968       .14
Conseco, Inc. 9.00% 2006                                                         10,000        10,305       .11
Lindsey Morden Group Inc., Series B, 7.00% 2008(2)                            C$ 16000          9,901       .10
Aflac Inc. 6.50% 2009                                                            $5,000         4,588       .05
                                                                                            -------------------
                                                                                              100,543      1.06
                                                                                            -------------------

COLLATERALIZED MORTGAGE/ASSET-BACKED OBLIGATIONS
 (EXCLUDING THOSE ISSUED BY FEDERAL AGENCIES) - 7.64%(8)
Green Tree Financial Corp., pass-through certificates:
Series 1994-A, Class NIM,  6.90% 2004                                             1,158         1,150
Series 1995-A, Class NIM,  7.25% 2005                                             8,362         7,847
Series 1993-2, Class B, 8.00%  2018                                               2,250         1,979
Series 1997-A, Class HI-M1,  7.47% 2023                                           1,000           979
Series 1995-3, Class B-2, 8.10% 2025                                              5,000         4,058
Series 1995-8, Class B2, 7.65% 2026                                               4,000         3,128
Series 1995-6, Class B2, 8.00% 2026                                               2,450         1,939
Series 1995-9, Class A-5, 6.80% 2027                                              8,000         7,957
Series 1996-7, Class A6, 7.65% 2027                                               2,100         2,099
Series 1996-6, Class B2, 8.35% 2027                                              10,540         8,752
Series 1996-5, Class B-2, 8.45% 2027                                              1,246         1,036
Series 1997-1, Class A-5,  6.86% 2028                                             1,500         1,480
Series 1996-10, Class A-6, 7.30% 2028                                             8,500         8,167
Series 1998-4, Class B2, 8.11% 2028                                              13,350        10,734
Series 1997-6, Class A7, 7.14% 2029                                              15,700        15,489
Green Tree Recreational, Equipment and Consumer Trust:
Series 1999-A, Class A-6, 6.84% 2029                                              5,000         4,919
Series 1997-D, Class CTFS, 7.25% 2029                                             8,500         7,004       .94
PP&L Transition Bond Co. LLC:
Series 1999-1, Class A-5, 6.83% 2007                                             22,000        21,882
Series 1999-1, Class A-7, 7.05% 2009                                             27,500        27,473
Series 1999-1, Class A-8, 7.05% 2009                                             17,225        17,146       .70
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005(2)               51,000        48,940       .52
Residential Funding Mortgage Securities I, Inc.:
pass-through certificates, Series 1999-S17, Class A-1,  6.50% 2014               41,687        39,602
Series 1998-S17, Class M-1, 6.75% 2028                                            3,948         3,598       .46
Metris Master Trust:(2),(6)
Series 1998-1A, Class C, 6.443% 2005                                             23,645        23,281
Series 1997-2, Class C, 7.511% 2006                                              14,400        14,080       .39
CSFB Finance Co. Ltd., Series 1995-A, 5.977% 2005(2),(6)                         42,400        36,464       .38
Structured Asset Securities Corp.:(2),(6),(8)
Series 1998-RF2, Class A, 8.549% 2022                                            31,764        32,488
Series 1998-RF1, Class A,  8.676% 2027                                            3,179         3,267       .38
Garanti Trade Payment Rights Master Trust, Series                                35,000        34,892       .37
1999-B, Class 1, 10.81% 2004(2)
First USA Credit Card Master Trust, Class A, floating
rate asset-backed certificates:(2)
Series 1998-7  7.061% 2004(6)                                                     4,000         3,973
Series 1999-1, Class C, 6.42% 2006                                                2,500         2,382
Series 1998-4, 6.961% 2008(6)                                                    15,000        14,720
Series 1998-8, 7.361% 2008(6)                                                     5,626         5,599
Series 1997-4, 7.46% 2010(6)                                                      6,630         6,465       .35
H. S. Receivables Corp.:(2)
Series 1999-1, Class A, 8.13% 2004                                               22,500        22,275
Series 1999-3, Class A, 9.60% 2006                                                2,000         2,000       .26
Puerto Rico Public Financing Corp., Series 1, Class A, 6.15% 2008                20,768        20,145       .21
GE Capital Mortgage Services Inc.:
Series 1994-15, Class A10, 6.00% 2009                                            16,376        14,743
Series 1994-9, Class A9, 6.50% 2024                                               4,935         4,368       .20
Structured Asset Notes Transaction, Ltd., Series 1996-A,                         15,940        15,706       .16
Class A1, 7.156% 2003(2)
NPF XII, Inc., Series 1999-2, Class A, 7.05% 2003(2)                             15,000        14,745       .15
Boston Edison Co., Series 1999-1, Class A-5, 7.03% 2012                          14,800        14,451       .15
Ocwen Residential MBS Corp., Series 1998-R1,                                     15,063        14,242       .15
Class AWAC, 3.985% 2027(2),(6)
FIRSTPLUS Home Loan Owner Trust:
Series 1997-1, Class A-7, 7.16% 2018                                             10,000         9,850
Series 1997-3, Class B-1, 7.79% 2023                                              5,000         4,135       .15
Sears Credit Account Master Trust:
II, Series 1998-2, Class A, 5.25% 2008                                            9,000         8,435
Series 1999-1, Class A, 5.65% 2009                                                5,000         4,733       .14
MBNA Master Credit Card Trust:(2)
Series 1999-D, Class B, 6.95% 2008                                                4,700         4,469
Series 1998-E, Class C, 6.60% 2010                                                5,000         4,501       .09
ComEd Transitional Funding Trust, Transitional Funding Trust Note:
Series 1998, Class A-4, 5.39%, 2005                                               3,500         3,358
Series 1998, Class A-6, 5.63% 2009                                                6,000         5,563       .09
Residential Asset Securitization Trust, Series 1997-A3, Class B1, 7.75% 2         9,134         8,905       .09
Ditech Home Loan Owner Trust, Series 1998-1, Class B1, 9.50% 2029                10,500         8,768       .09
Capital One:(2)
Secured Note Trust, Series 1999-2, 6.028% 2005(6)                                 6,250         6,209
Master Trust, Series 1999-1, Class C, 6.60% 2007                                  2,500         2,390       .09
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028(2)          9,488         8,468       .09
Norwest Asset Securities Corp., Series 1998-31, Class A-1, 6.25% 2014             8,595         8,149       .09
NPF VI, Inc., Series 1999-1, Class A, 6.25% 2003(2)                               5,000         4,888
NPF XII, Inc., Series 1999-3, Class B, 6.54% 2003(2),(6)                          3,000         2,999       .08
Grupo Financiero Banamex Accival, SA de CV 0% 2002(2)                             8,694         7,828       .08
Providian Master Trust, Series 1999-2, Class A, 6.60% 2007                        7,500         7,446       .08
The Money Store Trust:
Series 1997-1, Class A-2, 6.81% 2011                                              2,654         2,651
Series 1996-D, Class A-14, 6.985% 2016                                            4,000         3,949       .07
GS Escrow Corp. 7.125% 2005                                                       5,000         4,494
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027(2)               1,162         1,125       .06
First Nationwide, Series 1999-2, Class 1PA1, 6.50% 2029                           5,585         5,231       .06
EquiCredit Funding asset-backed certificates, Series 1996-A, Class A2, 6.           253           253
EQCC Home Equity Loan Trust, asset-backed certificates,                           5,000         4,948       .05
Series 1999-3, Class A-3F, 7.067% 2024
Standard Credit Card Master Trust I, Series 1994-2A, Class A, 7.25% 2008          5,000         4,945       .05
Collateralized Mortgage Obligation Trust, Series 63, Class Z, 9.00% 2020          4,555         4,671       .05
Travelers Mortgage Securities Corp., Series 1, Class Z2, 12.00% 2014              4,116         4,491       .05
Ryland Acceptance Corp. Four, Series 88, Class E, 7.95% 2019                      4,424         4,420       .05
Prudential Home Mortgage Securities Co., Inc., Series 1993-48,                    4,466         4,354       .05
 Class A-6, 6.25%  2008
Merrill Lynch Mortgage Investors, Inc., Seller Manufactured Housing               3,973         3,955       .04
Contracts, Series 1995-C2, Class A-1, 6.911% 2021(6)
Triad Auto Receivables Owner Trust, Series 1999-1, Class A2, 6.09% 2005           3,000         2,930       .03
Bear Stearns Structured Securities Inc., Series 1997-2,                           2,665         2,644       .03
Class AWAC, 4.521% 2036(2),(6)
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 201         2,697         2,533       .03
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B1, 7.75% 2         2,538         2,473       .03
UCFC Acceptance Corp., Series 1996-D1, Class A-4, 6.776% 2016                     2,400         2,396       .03
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5, 7.25% 2024                    2,093         2,082       .02
Citicorp Mortgage Securities, Inc., Series 1988-16, Class A1, 10.00% 2018           548           550       .01
                                                                                            -------------------
                                                                                              723,833      7.64
                                                                                            -------------------

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.32%(8)
DLJ Commercial Mortgage Corp.:
Series 1997-CF1, Class A1A, 7.40% 2006(2)                                         5,861         5,865
Series 1996-CF2, Class A1B, 7.29% 2021(2)                                        11,200        11,098
Series 1995-CF2, Class A1B, 6.85% 2027(2)                                        35,845        35,428
Series 1996-CF1, Class A1A, 7.28% 2028(2)                                         7,892         7,864
Series 1998-CF1, Class A-1A, 6.14% 2031(6)                                       21,036        20,268
Series 1998-CF2, Class A-1B, 6.24% 2031                                          10,000         9,229       .95
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1, Class A1, 6.83% 2003                                             17,536        17,461
Series 1997-C1, Class A3, 6.869% 2007                                            20,000        18,959
Series 1997-C2, Class E, 7.624% 2011                                             27,703        23,390
Series 1996-C1, Class A2A, 6.79% 2028                                               740           735
Series 1999-C1, Class D, 6.866% 2033(6)                                          17,500        15,785
Series 1999-C1, Class E, 6.866% 2033(6)                                           8,500         7,228       .88
Morgan Stanley Capital I Inc.:
Series 1995-GA1, Class A-1, 7.00% 2002(2)                                         2,707         2,700
Series 1998-HF1, Class A-1, 6.19% 2007(6)                                        28,353        27,341
Series 1996-WF1, Class A-1, 6.601% 2028(2),(6)                                    6,027         5,983
Series 1998-WF2, Class A-1, 6.34% 2030(6)                                         9,046         8,751
Series 1998-HF2, Class A-2, 6.48% 2030                                           17,000        15,985
Series 1999-FNV1, Class A-1, 6.12% 2031                                           9,560         9,112       .74
Chase Commercial Mortgage Securities Corp.:
Series 1996-1, Class A1, 7.60% 2005                                               3,727         3,770
Series 1997-I, Class A1, 7.27% 2029                                               6,161         6,175
Series 1998-1, Class A1, 6.34% 2030                                              29,048        28,228
Series 1998-2, Class A-2, 6.39% 2030                                              8,000         7,451
Series 1998-2, Class E, 6.39% 2030                                               10,000         8,266       .57
Asset Securitization Corp.:
Series 1996-D3, Class A-1B, 7.21% 2026                                            3,000         2,974
Series 1997-D4, Class A-1A, 7.35% 2029                                            7,411         7,459
Series 1997-D5, Class A-PS1, interest only, 1.404% 2043(6)                      273,785        24,146       .35
GS Mortgage Securities Corp. II, Mortgage pass-through certificates:(6)
Series 1998-C1, Class D, 7.243% 2030                                              3,750         3,370
Series 1998-C1, Class E, 7.243% 2030                                             31,076        26,694       .32
Merrill Lynch Mortgage Investors, Inc., Mortgage pass-through certificates:
Series 1995-C2, Class D, 7.681% 2021(6)                                             472           467
Series 1995-C3, Class A-1, 6.695% 2025(6)                                         1,145         1,136
Series 1995-C3, Class A-3, 7.189% 2025(6)                                        15,855        15,600
Series 1996-C2, Class A-1, 6.933% 2028(6)                                        10,191        10,074
Series 1998-C3, Class A1, 5.65% 2030                                              2,816         2,656       .32
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                       32,625        29,085       .31
CS First Boston Mortgage Securities Corp.:
Series 1998-FL1, Class E, 6.260% 2013(2),(6)                                     12,080        11,970
Series 1998-C1, Class A-1A, 6.26% 2040                                           14,914        14,388       .27
Nationslink Funding Corp., Series 1999-1, Class D, 7.10% 2031                    27,718        25,335       .27
Bear Stearns Commercial Mortgage Securities Inc.:
Series 1998-C1, Class A-1, 6.34% 2030                                             8,160         7,862
Series 1999-C1, Class X, 1.054% 2031(6)                                         172,052        11,262       .20
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,                       18,223        17,518       .18
Class A-1,  6.22% 2031
Prudential Securities Secured Financing Corp., Commercial                        18,000        16,627       .18
Mortgage pass-through certificates, Series 1999-NRF1, Class C, 6.746% 2009
Commercial Mortgage Acceptance Corp.:
Series 1998-C1, Class A-1, 6.23% 2007                                            11,226        10,805
Series 1998-C2, Class A-1, 5.80% 2030                                             4,509         4,287       .16
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030(6)         14,642        14,071       .15
LB Commercial Mortgage Trust, Series 1998-C1, Class A1, 6.33% 2030               10,266        10,031       .11
Government Lease Trust:(2)
Series 1999-GSA1, Class A1, 5.86% 2003                                            4,230         4,165
Series 1999-C1A, Class B3, 4.00% 2011                                             6,500         4,294       .09
Resolution Trust Corp.:
Series 1993-C1, Class D, 9.45% 2024                                               5,939         5,918
Series 1993-C2, Class D, 8.50% 2025                                               1,534         1,528       .08
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030           7,561         7,328       .08
First Union Commercial Mortgage Trust, Series 1999-C1, Class E, 6.973% 20         7,000         5,714       .06
Structured Asset Securities Corp., pass-through certificates,                     2,950         2,892       .03
Series 1996-CFL, Class D, 7.034% 2028
J.P. Morgan Commercial Finance Corp.:
Series 1995-C1, Class A-2, 7.373% 2010(6)                                         1,000           992
Series 1996-C3, Class A-1, 7.33% 2028                                             1,197         1,192       .02
                                                                                            -------------------
                                                                                              598,912      6.32
                                                                                            -------------------

GOVERNMENT
U.S. TREASURY OBLIGATIONS - 9.34%
13.125% May 2001                                                                 21,500        23,395
5.875% November 2001                                                             16,565        16,459
3.772% July 2002(10)                                                              3,676         3,639
11.625% November 2002                                                            92,000       104,377
10.75% May 2003                                                                   7,500         8,476
5.75% August 2003                                                                 9,505         9,310
11.875% November 2003                                                            39,350        46,445
7.25% May 2004                                                                  124,885       128,652
7.25% August 2004                                                                 7,500         7,734
7.875% November 2004                                                             31,250        33,042
11.625% November 2004                                                           106,175       128,239
7.50% February 2005                                                              20,000        20,859
6.50% May 2005                                                                    4,750         4,751
6.50% October 2006                                                               15,000        14,960
3.570% January 2007(10)                                                          47,773        45,016
6.125% August 2007                                                                6,815         6,645
4.75% November 2008                                                              11,500        10,143
9.125% May 2009                                                                  18,000        19,651
10.375% November 2009                                                            12,500        14,379
10.00% May 2010                                                                  12,500        14,332
10.375% November 2012                                                            24,500        29,783
12.00% August 2013                                                               10,000        13,353
8.875% August 2017                                                              116,600       140,922
7.875% February 2021                                                              4,250         4,751
8.125% May 2021                                                                  19,250        22,065
Strip Principal 0% 2027(9)                                                       76,950        12,910
5.25% November 2028                                                               1,350         1,112      9.34
                                                                                            -------------------
                                                                                              885,400      9.34
                                                                                            -------------------

FEDERAL AGENCY OBLIGATIONS
Mortgage Pass-Throughs - 8.05%(8)
Government National Mortgage Assn.:
6.00% 2014 - 2029                                                               128,042       117,224
6.50% 2008 - 2029                                                                51,222        48,279
7.00% 2008 - 2029                                                               172,683       167,087
7.50% 2007 - 2029                                                                63,859        63,490
8.00% 2017 - 2026                                                                30,756        31,104
8.50% 2020 - 2029                                                                15,975        16,483
9.00% 2009 - 2022                                                                12,149        12,801
9.50% 2009 - 2021                                                                 8,731         9,289
10.00% 2017 - 2022                                                               34,476        36,993
10.50% 2015 - 2019                                                                  184           199
12.00% 2015                                                                       1,968         2,207      5.33
Fannie Mae:
6.00% 2013 - 2029                                                                41,729        39,220
6.50% 2013 - 2029                                                                35,743        34,274
7.00% 2009 - 2029                                                                57,681        56,230
7.255% 2026(6)                                                                    6,473         6,710
7.50% 2009 - 2029                                                                10,649        10,598
7.50% 2029
8.00% 2023 - 2028                                                                 2,481         2,518
8.318% 2002(6)                                                                    5,301         5,278
8.50% 2009 - 2027                                                                 4,548         4,663
9.00% 2018 - 2025                                                                 2,318         2,415
9.50% 2009 - 2025                                                                 2,205         2,329
10.00% 2018 - 2025                                                                6,687         7,161
10.50% 2012 - 2019                                                                2,017         2,179
11.00% 2015 - 2020                                                                2,272         2,480
11.00% 2020
11.25% 2014                                                                          21            23
11.50% 2010 - 2014                                                                  140           155
12.00% 2015 - 2029                                                                4,580         5,101
12.00% 2019
12.50% 2015 - 2019                                                                3,199         3,607
13.00% 2015 - 2028                                                                7,015         7,907
15.00% 2013                                                                          31            36
Federal Housing Administration/Veterans Affairs 12.50% 2029                       1,002         1,125      2.04
Freddie Mac:
6.00% 2014 - 2029                                                                14,082        13,336
6.50% 2029                                                                       14,643        13,806
8.00% 2003 - 2026                                                                 4,489         4,524
8.25% 2007                                                                        1,295         1,311
8.50% 2002 - 2027                                                                12,822        13,157
8.75% 2008                                                                        1,681         1,724
9.00% 2021                                                                          396           413
10.00% 2011 - 2019                                                                  127           134
10.50% 2020                                                                       1,642         1,755
10.75% 2010                                                                          54            57
11.00% 2018-2020                                                                  3,000         3,238
11.50% 2000                                                                           7             7
12.00% 2016 - 2020                                                                5,944         6,564
12.50% 2015 - 2019                                                                1,396         1,550
12.75% 2019                                                                         274           305
13.00% 2014 - 2015                                                                2,040         2,291
13.50% 2018                                                                           6             7
13.75% 2014                                                                          10            11       .68
                                                                                            -------------------
                                                                                              763,355      8.05
                                                                                            -------------------

Other - 2.73%
Fannie Mae:
5.625% 2004                                                                      10,000         9,556
5.75% 2005                                                                       10,000         9,506
5.25% 2009                                                                      127,750       112,679
Medium Term Note, 6.75% 2028                                                     15,000        12,884      1.53
Freddie Mac:
5.125% 2008                                                                      70,350        61,644
5.75% 2009                                                                       12,000        10,961
6.60% 2009                                                                        5,000         4,649
6.60% 2009                                                                        3,000         2,790       .84
Federal Home Loan Bank Bonds:
5.625% 2001                                                                      25,000        24,730
7.013% 2007                                                                      10,000         9,600       .36
                                                                                            -------------------
                                                                                              258,999      2.73
                                                                                            -------------------

Collateralized Mortgage Obligations - 0.61%(8)
Fannie Mae:
Series 91-146, Class Z, 8.00% 2006                                                3,225         3,265
Series 90-93, Class G, 5.50% 2020                                                   585           556
Series 1991-2, Class Z, 6.50% 2021                                               10,509        10,057
Series 93-247, Class Z, 7.00% 2023                                                4,536         4,290
Series 1994-4, Class ZA, 6.50% 2024                                               4,036         3,530
Series 1997-28, Class C, 7.00% 2027                                               7,000         6,654
Series 1998-W5, Class B3, 6.50% 2028(2)                                           4,842         3,957       .34
Freddie Mac:
Series 1849, Class Z, 6.00% 2008                                                  6,196         5,646
Series 1716, Class A, 6.50% 2009                                                  4,750         4,538
Series 41, Class F, 10.00% 2020                                                   2,109         2,230
Series 178, Class Z, 9.25% 2021                                                   1,596         1,641
Series 1657, Class SA, 7.257% 2023(6) (11)                                        7,520         5,482
Series 1673, Class SA, 5.447% 2024(6) (11)                                        7,879         4,964
Series 2030, Class F, 6.963% 2028(6)                                              1,470         1,481       .27
                                                                                            -------------------
                                                                                               58,291       .61
                                                                                            -------------------

TAXABLE MUNICIPAL BONDS - 0.05%
California Maritime Infrastructure Authority, Taxable Lease Revenue               4,820         4,527       .05
 Bonds (San Diego Unified Port District-South Bay Plant Acquisition),
Series 1999, 6.63% 2009(2)
                                                                                            -------------------
                                                                                                4,527       .05
                                                                                            -------------------

GOVERNMENT & GOVERNMENTAL BODIES (EXCLUDING
 U.S. GOVERNMENT) - 7.72%
Hellenic Republic:
8.90% 2004                                                                 GRD 4900000         16,322
2.90% 2007                                                                   Y 1270000         13,091
6.95% 2008                                                                       $4,500         4,333
8.60% 2008                                                                GRD 18295000         63,303
7.50% 2013                                                                      620,000         2,042      1.05
Bundesobligation Eurobond 5.00% 2002                                           P 48000         48,821
Bundesrepublik:
7.125% 2002                                                                     $12,271        13,192
6.00% 2007                                                                        5,827         6,127
Treuhandanstalt:
7.125% 2003                                                                      22,376        24,067
7.50% 2004                                                                            0             0       .97
Canadian Government:
9.00% 2004                                                                    C$ 20000         15,403
4.797% 2021(10)                                                                  10,000         8,059
4.538% 2026(10)                                                                  85,400        61,327       .89
The Japan Development Bank 6.50% 2001                                    Y C13664300000        46,500
Japanese Government 1.50% 2008                                                  927,250         8,930       .59
KfW International Finance Inc. 1.00% 2004                                     4,750,000        46,600       .49
United Kingdom:
6.50% 2003                                                                     L 11750         19,185
8.50% 2005                                                                       12,000        21,790       .43
Polish Government:
12.00% 2001                                                                  PLZ 20000          4,649
13.00% 2001                                                                      25,000         5,871
12.00% 2002                                                                       8,375         1,947
12.00% 2003                                                                      81,000        19,220
8.50% 2004                                                                       40,000         8,552       .42
Spanish Government 6.00% 2008                                                  P 36061         37,473       .40
French Treasury Note 4.50% 2003                                                  28,000        27,972       .30
Norwegian Government:
6.75% 2007                                                                   NOK 90000         11,605
5.50% 2009                                                                      124,500        14,817       .28
Kingdom of Denmark 6.00% 2009                                               DKR 190000         26,385       .28
Hungary Government:
15.00% 2001                                                                HUF 1440000          5,965
12.50% 2002                                                                   1,860,000         7,542
13.00% 2003                                                                   2,200,000         9,529
10.50% 2004                                                                     500,000         2,015       .26
Netherlands Government Eurobond 5.75% 2002                                P C138923000         23,790       .25
Argentina (Republic of):
Series C, 0% 2001                                                         $             9,45    7,938
Series E, 0% 2003                                                                 5,500         3,685
Series L, 6.8125% Eurobonds 2005(6)                                                 220           199
11.00% 2005                                                                       3,000         2,934
11.75% 2007(2)                                                                ARP 2650          2,399
11.75% 2009                                                                        $830           828
11.375% 2017                                                                      2,000         1,995
9.75% 2027                                                                        1,050           948       .22
New South Wales Treasury Corp. 8.00% 2008                                     A$ 26000         17,823       .19
Italian Government BTPS 6.00% Eurobond 2007                                    P 16204         16,768       .18
United Mexican States Government Eurobonds:
Global, 11.375% 2016                                                             $9,015        10,224
Series A, 6.25% 2019                                                              1,000           793
Global, 11.50% 2026                                                               2,625         3,124       .15
Philippines (Republic of):
8.875% 2008                                                                       1,750         1,715
9.875% 2019                                                                       6,400         6,344       .09
Panama (Republic of):(6)
Interest Reduction Bond 4.25% 2014(2)                                             6,500         5,103
Past Due Interest Bond, 6.50% 2016(2),(3)                                         1,620         1,282
Past Due Interest Eurobond 6.50% 2016                                               270           214       .07
Mendoza (Province of) 10.00% 2007(2)                                              4,150         3,247       .03
Croatian Government, Series B, 6.456% 2006(6)                                     3,462         3,206       .03
Columbia (Republic of) 7.625% 2007                                                3,600         3,033       .03
Brazil (Federal Republic of), Bearer 8.00% 2014(3)                                2,713         2,038       .02
Venezuela (Republic of):(6)
Front Loaded Interest Reduction Bond:
Series A, 6.875% 2007                                                               714           561
Series B, 6.875% 2007                                                               179           140
Eurobond 7.00% 2007                                                               1,333         1,053       .02
MC-Cuernavaca Trust 9.25% 2001(2)                                                 2,015         1,728       .02
New Zealand Government 4.739%  2016(10)                                       NZ$ 3159          1,552       .02
Malaysia 8.75% 2009                                                              $1,250         1,318       .01
Bulgaria (Republic of) Front Loaded Interest Reduction Bond, 2.75% 2012(6         1,770         1,281       .01
South Africa (Republic of) 12.00% 2005                                        ZAR 5100            795       .01
Peru (Republic of) Past Due Interest Eurobond 4.50% 2017(6)                        $750           518       .01
                                                                                            -------------------
                                                                                              731,210      7.72
                                                                                            -------------------

                                                                                             Market   Percent
                                                                                              Value     Of Net
EQUITY RELATED SECURITIES                                                       Shares          (000)   Assets
----------------------------------------------                                --------      --------

STOCKS & WARRANTS  - 0.61%
Omnipoint Corp. (9)                                                             280,391        33,822       .36
Price Communications Corp. (9)                                                  313,053         8,707       .09
Verio Inc., warrants, expire 2004 (2) (9)                                        48,550         7,893       .08
NTL Inc., warrants, expire 2008 (2),(5), (9)                                     26,362         3,478       .04
Wilshire Financial Services Group Inc. (12)                                   1,601,967         2,203       .02
Viatel, Inc. (9)                                                                 32,363         1,735       .02
ICG Holdings, Inc., warrants, expire 2005 (2),(5),(9)                            19,800           204       .00
Globalstar Telecommunications Ltd., warrants, expire 2004 (9)                     2,500           125       .00
Teletrac Holdings, Inc. warrants, expire 2004(5)(9)                             194,624            19       .00
Raintree Healthcare Corp. (5)(9)                                                348,886            17       .00
Protection One Alarm Monitoring, Inc., warrants, expire 2005 (2),(5),(9)         54,400            14       .00
Tultex Corp., warrants, expire 2007 (5)(9)                                    1,867,700             0       .00

                                                                                            -------------------
                                                                                               58,217       .61
                                                                                            -------------------

MISCELLANEOUS
Investment securities in initial period of acquisition                                         33,400       .36
                                                                                            -------------------

TOTAL BONDS, NOTES AND EQUITY SECURITIES (cost:  $9,299,058,000)                            8,814,562     93.00
                                                                                            -------------------

                                                                             Shares or        Market   Percent
                                                                         Principle Amount      Value    Of Net
SHORT-TERM SECURITIES                                                             (000)         (000)   Assets
----------------------------------------------                                --------      --------  --------

COMMERCIAL PAPER - 5.76%
BellSouth Telecommunications Inc.:
5.80% due 1/20/2000                                                             $25,000        24,919
5.90% due 2/4/2000                                                               25,000        24,857
5.90% due 2/11/2000                                                              20,000        19,862
6.00% due 2/25/2000                                                              24,750        24,520       .99
Citigroup Inc. (The)
4.75% due 1/3/2000                                                               43,000        42,983
6.14% due 1/31/2000                                                              10,000         9,947
5.95% due 2/4/2000                                                               15,000        14,913
5.85% due 2/9/2000                                                               25,000        24,836       .98
Bell Atlantic Network Funding Corp.:
6.35% due 1/11/2000                                                               7,300         7,286
5.81% due 1/13/2000                                                              25,000        24,948
5.86% due 1/24/2000                                                              30,000        29,883
6.10% due 2/02/2000                                                              20,000        19,888       .87
General Electric Capital Services Inc. :
6.40% due 1/21/2000                                                              25,000        24,907
5.82% due 2/10/2000                                                              25,000        24,832       .53
Park Avenue Receivables Corp. 5.95%-6.15% due 1/10/2000(2)                       42,100        42,030       .44
Household Finance Corp.:
5.95% due 1/26/2000                                                              25,000        24,894
6.05% due 2/3/2000                                                               15,000        14,914       .42
Preferred Receivables Funding Corp.:(2)
6.12% due 1/12/2000                                                              25,000        24,951
6.70% due 1/21/2000                                                               4,054         4,038
6.25% due 1/24/2000                                                               9,000         8,962       .40
Corporate Asset Funding Co. Inc. 6.20% due 2/16/2000(2)                          37,500        37,196       .39
Gannett Co.:(2)
5.87% due 1/5/2000                                                               10,000         9,992
5.95% due 1/24/2000                                                              25,000        24,903       .37
Sara Lee Corp. 5.80% due 1/18/2000                                               25,000        24,927       .26
Procter & Gamble Co. 5.15%-5.88% due 1/28/2000                                   10,000         9,955       .11
                                                                                            -------------------
TOTAL SHORT-TERM SECURITIES (cost: $545,340,000)                                              545,343      5.76
                                                                                            -------------------

TOTAL INVESTMENT SECURITIES (cost: $9,844,398,000)                                          9,359,905     98.76

Excess of cash and receivables over payables                                                  117,429      1.24
                                                                                            -------------------
NET ASSETS                                                                                  9,477,334    100.00
                                                                                            ========   =======

1 Step-up security; rate will increase at a later date.

2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers, resale to the public may require registration.

3 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

4 Purchased as a unit; issue was separated but reattached for reporting purposes.

5 Valued under procedures established by the Board of Directors.

6 Coupon rate may change periodically.

7 Company not making interest or dividend payments; bankruptcy proceedings pending.

8 Pass-through securities backed by a pool of mortgages or other assets on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.

9 Non-income-producing security.

10 Index-linked bond whose principal amount moves with a government retail price index.

11 Inverse floater, which is a floating-rate note whose interest rate note whose interest rate moves in the opposite direction of prevailing interest rates.

12 The fund owns 8.00% and 5.29% of the outstanding voting securities of Wilshire Financial Services Group Inc., and
Teletrac Inc., respectively, which are investments in affiliates as defined in the Investment Act of 1940.

The Bond Fund of America
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
at December 31,1999                        (dollars in      thousands)
Assets:
Investment securities at market
 (Cost:  $9,844,398)                                        $9,359,905
Cash                                                                20
Receivables for--
 Sales of investments                           $1,517
 Sales of fund's shares                         14,796
 Forward currency contracts-net                  4,323
 Dividends and accrued interest                132,324
 Other                                               4         152,964
                                              --------        --------
                                                             9,512,889
Liabilities:
Payables for--
 Purchases of investments                        4,652
 Repurchases of fund's shares                   24,668
 Forward currency contracts-net                    258
 Dividends on fund's shares                        123
 Management services                             2,658
 Accrued expenses                                3,196          35,555
                                              --------        --------
Net Assets at December 31, 1999--
 Equivalent to $12.98 per share
 on 730,088,880 shares of $.001 par
 value capital stock outstanding
 (authorized capital stock--
 2,500,000,000 shares)                                      $9,477,334
                                                            ==========

STATEMENT OF OPERATIONS
for the year ended December 31,1999        (dollars in      thousands)
Investment Income:
Income:
 Interest                                     $717,055
 Dividends                                      16,126        $733,181
                                              --------        --------

Expenses:
 Management services fee                        30,826
 Distribution expenses                          23,847
 Transfer agent fee                              7,361
 Reports to shareholders                           337
 Registration statement and prospectus             738
 Postage, stationery and supplies                1,549
 Directors' fees                                    67
 Auditing and legal fees                            64
 Custodian fee                                     747
 Taxes other than federal income tax                98
 Other expenses                                    315          65,949
                                              --------        --------
 Net investment income                                         667,232
                                                              --------
Realized Loss and Unrealized
 Depreciation on Investments:
Net realized loss                                              (38,387)
Net change in unrealized (depreciation)
 appreciation on:
 Investments                                  (414,726)
 Open forward currency contracts                 3,433
                                              --------
  Net unrealized depreciation                                 (411,293)
                                                              --------
 Net realized loss and
  unrealized depreciation
  on investments                                              (449,680)
                                                              --------
Net Increase in Net Assets Resulting
 from Operations                                              $217,552
                                                       ===============




STATEMENT OF CHANGES IN NET ASSETS         (dollars in      thousands)

                                                 Year            ended
                                              December             31,
                                                   1999            1998
                                              --------        --------
Operations:
Net investment income                         $667,232        $621,853
Net realized loss on investments               (38,387)         45,203
Net unrealized depreciation
 on investments                               (411,293)       (225,567)
                                              --------        --------
 Net increase in net assets
  resulting from operations                    217,552         441,489
                                              --------        --------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net
 investment income                            (671,007)       (612,126)
Distributions from net realized gains
 on investments                                      -         (92,338)
                                              --------        --------
Total Dividends and Distributions             (671,007)       (704,464)
                                          ------------ ---------------
Capital Share Transactions:
Proceeds from shares sold:
 186,154,681 and 219,927,964                 2,473,751       3,045,786
 shares, respectively
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 40,561,069 and 40,515,125 shares,
 respectively                                  536,631         559,111
Cost of shares repurchased:
 197,706,146 and 143,192,216
 shares, respectively                       (2,620,186)     (1,977,460)
                                              --------        --------
 Net increase in net assets
  resulting from capital share
  transactions                                 390,196       1,627,437
                                              --------        --------
Total Decrease in Net Assets                   (63,259)      1,364,462

Net Assets:
Beginning of year                            9,540,593       8,176,131
                                              --------        --------
End of year (including
 undistributed net investment
 income: $3,354 and $(1,158)
 respectively)                              $9,477,334      $9,540,593
                                              ========     ===========

See Notes to Financial Statements

 The Bond Fund of America

 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations. In order to reduce administrative costs the fund's par value was reduced on December 23, 1999.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Forward Currency Contracts - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $2,673,000 for the year ended December 31, 1999.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of December 31, 1999, net unrealized depreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $484,493,000, $214,554,000 related to appreciated securities and $699,047,000 related to depreciated securities. During the year ended December 31, 1999, the fund realized, on a tax basis, a net capital loss of $46,674,000 on securities transactions, of which the fund has deferred, for tax purposes, to fiscal year ending December 31, 2000, the recognition of capital losses of $22,135,000 which were realized during the period November 1, 1999 through December 31, 1999. The fund had available at December 31, 1999 a net capital loss carryforward totalling $24,539,000 which may be used to offset gains realized during subsequent years through 2007 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions for capital gains while a capital loss carryforward remains. Net gains related to non-U.S. currency transactions of $11,720,000 were treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $9,844,398,000 at December 31, 1999.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $30,826,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provided for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; 0.16% of such assets in excess of $3 billion but not exceeding $6 billion; 0.15% of such assets in excess of $6 billion but not exceeding $10 billion; and 0.14% of such assets in excess of $10 billion; plus 2.25% on the first $8,333,333 of the fund's monthly gross investment income; and 2.00% of such income in excess of $8,333,333.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended December 31, 1999, distribution expenses under the Plan were limited to $23,847,000. Had no limitation been in effect, the fund would have paid $28,360,000 in distribution expenses under the Plan. As of December 31, 1999, accrued and unpaid distribution expenses were $1,588,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $6,279,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $7,361,000.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of December 31, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $195,000.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,501,818,000 and $4,190,420,000, respectively, during the year ended
December 31, 1999.

As of December 31, 1999, accumulated net realized loss on investments was $46,674,000 and additional paid-in capital was $10,001,559,000. The fund reclassified $8,287,000 of realized currency gains to undistributed net investment income for the year ended December 31, 1999 as a result of permanent differences between book and tax.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $747,000 includes $288,000 that was paid by these credits rather than in cash.
At December 31, 1999, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


                                                                    U.S.                at
                                      Contract        Amount   Valuations        12/31/1999
                                    -----------    ---------    ---------         ---------
                                                                                 Unrealized
                                                                               Appreciation
Non-U.S. Currency Contracts            Non-U.S.         U.S.       Amount    (Depreciation)

Sales:

Euros expiring 1/12-6/01/2000       P 180612000  $187,361,000 $183,051,000       $4,310,000
British Pounds expiring 2/10-3/22/2  L 20889000    33,511,000   33,756,000         (245,000)
                                                   ---------    ---------         ---------
                                                  220,872,000  216,807,000         4,065,000
                                                   ---------    ---------         ---------

Buys:
Euros expiring 1/12/2000             P 18000000    18,333,333   18,333,000                0
                                                   ---------    ---------         ---------
                                                   18,333,333   18,333,000                0
                                                   ---------    ---------         ---------

                                                                                  $4,065,000
                                                                                   ========

PER-SHARE DATA AND RATIOS


                                                         Year      ended   December        31
                                              1999        1998       1997       1996      1995
Net Asset Value, Beginning of Year         $13.61      $14.00     $13.75     $13.88    $12.69
                                       ----------  ---------- ---------- ---------- ----------

 Income from Investment Operations:
  Net investment income                      0.93        0.94       0.98       1.02      1.05
  Net gains or losses on securities (bo     (0.63)      (0.24)      0.25      (0.13)     1.18
   realized and unrealized)            ----------  ---------- ---------- ---------- ----------
   Total from investment operations          0.30        0.70       1.23       0.89      2.23
                                       ----------  ---------- ---------- ---------- ----------

Less Distributions:
 Dividends (from net investment income)     (0.93)      (0.95)     (0.98)     (1.02)    (1.04)
                                               --          --         --         --        --
 Distributions (from capital gains)             -       (0.14)         -          -         -
                                       ----------  ---------- ---------- ---------- ----------
   Total distributions                      (0.93)      (1.09)     (0.98)     (1.02)    (1.04)
                                       ----------  ---------- ---------- ---------- ----------
Net Asset Value, End of Year               $12.98      $13.61     $14.00     $13.75    $13.88
                                       ====================== ===============================

Total Return*                               2.29%       5.17%      9.24%      6.71%    18.25%

Ratios/Supplemental Data:
 Net assets, end of year (in millions)     $9,585      $9,541     $8,176     $7,002    $6,290
 Ratio of expenses to average net asset     0.69%        .66%       .68%       .71%      .74%
 Ratio of net income to average net ass      6.96       6.94%      6.95%      7.47%     7.87%
 Portfolio turnover rate                   46.71%      66.25%     51.96%     43.43%    43.80%



*Excludes maximum sales charge of 4.75%

Independent Auditors' Report

To the Board of Directors and Shareholders of The Bond Fund of America, Inc.:

 We have audited the accompanying statement of assets and liabilities of
The Bond Fund of America, Inc. (the "fund"), including the investment portfolio, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of
the five years in the period then ended.   These financial statements and
per-share data and ratios are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Los Angeles, California

January 28, 2000



Tax Information

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

CORPORATE SHAREHOLDERS MAY EXCLUDE UP TO 70% OF QUALIFYING DIVIDENDS RECEIVED DURING THE YEAR. FOR PURPOSES OF COMPUTING THIS EXCLUSION, 1% OF THE DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME REPRESENT QUALIFYING DIVIDENDS.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 9% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

The fund designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.




RESULT OF MEETING OF SHAREHOLDERS HELD NOVEMBER 22, 1999 (adjourned session December 13, 1999)
(unaudited)

Shares Outstanding on September 7, 1999       729,293,860
Shares Voting on November 22, 1999
(proposals 1, 4 & 5)                          478,661,430 (65.6%)
Shares Voting on December 13, 1999
(adjourned session - proposals 2 & 3)         489,760,357 (67.2%)
PROPOSAL 1: Election of Directors

                                                  Percent of                      Percent of

                                 Votes            Shares           Votes          Shares

Director                         For              Voting For       Withheld       Withheld



Richard G. Capen, Jr.            471,613,229      98.5%            7,048,201      1.5%

H. Frederick Christie            471,448,821      98.5             7,212,609      1.5

Don R. Conlan                    471,685,494      98.5             6,975,936      1.5

Diane C. Creel                   471,468,142      98.5             7,193,289      1.5

Martin Fenton                    471,610,809      98.5             7,050,621      1.5

Leonard R. Fuller                471,638,085      98.5             7,023,345      1.5

Abner D. Goldstine               471,450,215      98.5             7,211,216      1.5

Paul G. Haaga, Jr.               471,666,998      98.5             6,994,432      1.5

Richard G. Newman                471,609,956      98.5             7,051,474      1.5

Frank M. Sanchez                 471,428,092      98.5             7,233,338      1.5




PROPOSAL 2: Amendments to Certificate of Incorporation (i) increasing the authorized shares of capital stock, (ii) establishing a new class of common stock and (iii) authorizing the Board to create additional series of shares within the new class of common stock

                                                                 Percent of

                                Percent of                       Shares                             Percent of

              Votes             Shares           Votes           Voting                            Shares

              For               Voting For       Against         Against        Abstentions        Abstaining

(Broker Non-Votes = 78,678,468)


              378,541,004       77.3%            14,622,216      3.0%           17,918,669         3.7%




PROPOSAL 3: Amendment to Certificate of Incorporation reducing the par value per share of capital stock

                                                                 Percent of

                                Percent of                       Shares                             Percent of

              Votes             Shares           Votes           Voting                            Shares

              For               Voting For       Against         Against        Abstentions        Abstaining



              444,225,264       90.7%            22,933,856      4.7%           22,601,237         4.6%




PROPOSAL 4: Changes to investment restrictions

                                    Percent                          Percent of

                                    of Shares                        of Shares                       Percent of

                   Votes            Voting          Votes            Voting                          Shares

                   For               For            Against          Against        Abstentions      Abstaining



(Broker Non-Votes = 97,692,963;


 same for all restrictions)


4(A) Amend the restriction

 regarding diversification

 and industry concentration


                   342,560,426      71.6%           19,046,721       4.0%           19,361,320             4.0%

4(B) Eliminate the restriction


 on pledging assets

                   334,137,335      69.8%           25,915,386       5.4%           20,915,747             4.4%

4(C) Eliminate the restriction


 regarding affiliated ownership


                   335,844,720      70.2%           23,248,084       4.9%           21,875,662             4.6%

4(D) Reclassify the restriction


 regarding purchasing securities


 of other investment companies


                   339,689,739      70.9%           20,025,531       4.2%           21,253,197             4.4%




PROPOSAL 5: Ratification of Accountants

                                                                     Percent of

                                    Percent of                       Shares                            Percent of

                   Votes            Shares          Votes            Voting                           Shares

                   For              Voting For      Against          Against        Abstentions       Abstaining



                   462,036,732      96.5%           4,330,532        0.9%           12,294,167        2.6%





                                        PART C
                                   OTHER INFORMATION
                             THE BOND FUND OF AMERICA, INC.

(a) Previously filed (see Post-Effective Amendment No. 45 filed 1/5/00)
(b) Previously filed (see Post-Effective Amendment No. 41 filed 2/28/97)
(c) Share certificate
(d) Previously filed (see Post-Effective Amendment No. 45 filed 1/5/00)
(e) Previously filed (see Post-Effective Amendment No. 45 filed 1/5/00)
(f) None
(g) Previously filed (see Post-Effective Amendment No. 45 filed 1/5/00)
(h) None
(i) Legal Opinion for Class B Shares
(j) Consent of Independent Auditors
(k) None
(l) Previously filed (see Post-Effective Amendment No. 41 filed 2/28/97)
(m) Previously filed (see Post-Effective Amendment No. 45 filed 1/5/00)
(n) Previously filed (see Post-Effective Amendment No. 45 filed 1/5/00)
(o) None
(p) Codes of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under Investment Advisor/Mutual fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI, Section 7 of the Articles of Incorporation of the Fund provides that:

"(7) The Corporation shall provide any indemnification required by the laws of Maryland and shall indemnify directors, officers, agents and employees as follows:

ITEM 25. INDEMNIFICATION (CONTINUED)

 (a) The Corporation shall indemnify any director or officer of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was such director or officer or an employee or agent of the corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgement, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

 (b) The Corporation shall indemnify any director or officer of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was such director or officer or employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a director or officer of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

ITEM 25. INDEMNIFICATION (CONTINUED)

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, such a quorum of disinterested directors so directs, by independent legal counsel (who may be regular counsel for the Corporation) in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the director or officer to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized herein.

 (f) Agents and employees of the Corporation who are not directors or officers of the Corporation may be indemnified under the same standards and procedures set forth above, in the discretion of the Board of Directors.

 (g) Any indemnification pursuant to this paragraph shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

 (h) Nothing in these Articles of Incorporation or in the By-Laws shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

ITEM 25. INDEMNIFICATION (CONTINUED)

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                       (2)                 (3)



       NAME AND PRINCIPAL                    POSITIONS AND OFFICES             POSITIONS AND OFFICES

          BUSINESS ADDRESS                     WITH UNDERWRITER                  WITH REGISTRANT



       David L. Abzug                        Regional Vice President           None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                          Vice President                    None

       #61 Point West Circle

       Little Rock, AR 72211



       Robert B. Aprison                     Vice President                    None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                    Vice President                    None



       Steven L. Barnes                      Senior Vice President             None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                         Assistant Vice President          None



       Michelle A. Bergeron                  Senior Vice President             None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                   Regional Vice President           None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                       Senior Vice President             None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                     Vice President                    None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                         Senior Vice President             None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                     Senior Vice President             None

       29003 Colonial Drive

       Georgetown, TX 78628

       Alan Brown                            Regional Vice President           None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                        Vice President                    None



       Brian C. Casey                        Regional Vice President           None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                     Senior Vice President             None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                 Senior Vice President             None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                      Vice President                    None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                   Director                          None



L      Kevin G. Clifford                     Director, President and Co-Chief    None

                                             Executive Officer



       Ruth M. Collier                       Senior Vice President             None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                       Assistant Vice President          None



H      Carlo O. Cordasco                     Assistant Vice President          None



       Thomas E. Cournoyer                   Vice President                    None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                  Senior Vice President             None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                       Vice President                    None

       William Daugherty                     Regional Vice President           None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis                  Regional Vice President           None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. Dilella                    Vice President                    None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                       Senior Vice President             None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                         Senior Vice President             None

       633 Menlo Avenue, Suite 210

       Menlo Park, CA  94025



       Peter J. Doran                        Director, Executive Vice          None
                                             President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                     Secretary                         Vice President



       Robert W. Durbin                      Vice President                    None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                      Senior Vice President             None



L      Paul H. Fieberg                       Senior Vice President             None



       John Fodor                             Vice President                   None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                       Regional Vice President           None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                      Senior Vice President             None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                   Vice President                    None



       Jeffrey J. Greiner                    Vice President                    None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                    Director                          Chairman and Director



B      Mariellen Hamann                      Assistant Vice President          None



       David E. Harper                       Senior Vice President             None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                       Assistant Vice President          None



       Ronald R. Hulsey                      Vice President                    None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                       Regional Vice President           None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                   Director                          None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                      Vice President                    None



       Arthur J. Levine                      Senior Vice President             None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                         Assistant Vice President          None



       T. Blake Liberty                      Regional Vice President           None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                          Regional Vice President           None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                        Assistant Vice President          None



L      Susan G. Lindgren                     Vice President -                  None
                                             Institutional

                                             Investment Services



LW     Robert W. Lovelace                    Director                          None



       Stephen A. Malbasa                    Vice President                    None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                      Senior Vice President             None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                     Director, Senior Vice             None
                                             President



L      E. Lee McClennahan                    Senior Vice President             None



S      John V. McLaughlin                    Senior Vice President             None



       Terry W. McNabb                       Vice President                    None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat                    Vice President -                  None
                                             Institutional

                                             Investment Services



       David R. Murray                       Vice President                    None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson                     Vice President                    None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                        Regional Vice President           None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                        Vice President                    None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                         Vice President                    None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace                         Regional Vice President           None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                       Regional Vice President           None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips                      Senior Vice President             None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                   Assistant Vice President          None



       Carl S. Platou                        Vice President                    None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                          Senior Vice President             None



S      Richard P. Prior                      Vice President                    None



       Steven J. Reitman                     Senior Vice President             None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                      Vice President                    None

       244 Lambeau Lane

       Glenville, NC  28736



       George S. Ross                        Senior Vice President             None

       55 Madison Avenue

       Morristown, NJ  07960



L      Julie D. Roth                         Vice President                    None



L      James F. Rothenberg                   Director                          None



       Douglas F. Rowe                       Vice President                    None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                  Regional Vice President           None

       9417 Beverlywood Street

       Los Angeles, CA  90034



       Dean B. Rydquist                      Senior Vice President             None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                     Senior Vice President             None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                   Vice President                    None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                   Director                          None



       Brad W. Short                         Regional Vice President           None

       306 15th Street

       Seal Beach, CA 90740



       David W. Short                        Chairman of the Board and         None

       1000 RIDC Plaza, Suite 212            Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                      Senior Vice President             None

       912 Castlehill Lane

       Devon, PA 19333



L      John C. Smith                         Assistant Vice President -        None

                                             Institutional Investment
                                             Services



       Rodney G. Smith                       Vice President                    None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft               Assistant Vice President          None



       Anthony L. Soave                      Regional Vice President           None

       8831 Morning Mist Drive

       Clarkston, MI 48348



       Therese L. Souiller                   Assistant Vice President          None

       2652 Excaliber Court

       Virginia Beach, VA 23454



       Nicholas D. Spadaccini                Regional Vice President           None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                  Assistant Vice President          None



       Daniel S. Spradling                   Senior Vice President             None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                         Director                          None



B      Max D. Stites                         Vice President                    None



       Thomas A. Stout                       Regional Vice President           None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                     Vice President                    None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                  Senior Vice President             None

       31641 Saddletree Drive

       Westlake Village, CA  91361



L      Drew W. Taylor                        Assistant Vice President          None



S      James P. Toomey                       Vice President                    None



I      Christopher E. Trede                  Vice President                    None



       George F. Truesdail                   Vice President                    None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                  Vice President                    None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                        Regional Vice President           None

       7 Gladstone Lane

       Laguna Niguel, CA 92677



       Thomas E. Warren                      Regional Vice President           None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                         Senior Vice President,            None

                                             Treasurer and Controller



       Gregory J. Weimer                     Vice President                    None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                      Director                          None



       George J. Wenzel                      Regional Vice President           None

       3406 Shakespeare Drive

       Troy, MI 48084



       J. D. Wiedmaier                       Assistant Vice President          None

       3513 Riverstone Way

       Chesapeake, VA 23325



       Timothy J. Wilson                     Vice President                    None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                     Vice President                    None



H      Marshall D. Wingo                     Director, Senior Vice             None
                                             President



L      Robert L. Winston                     Director, Senior Vice             None
                                             President



       William R. Yost                       Vice President                    None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                        Regional Vice President           None

       1616 Vermont

       Houston, TX  77006



       Scott D. Zambon                       Regional Vice President           None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a
                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 7/th/ day of March, 2000.

   THE BOND FUND OF AMERICA, INC.
   By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on March 7, 2000, by the following persons in the capacities indicated.

         SIGNATURE                                TITLE



(1)      Principal Executive Officer:



          /s/ Abner D. Goldstine                                             President and Director

            (Abner D. Goldstine)



(2)      Principal Financial Officer and Principal Accounting Officer:



          /s/ Anthony W. Hynes, Jr.                                      Treasurer

            (Anthony W. Hynes, Jr.)



(3)      Directors:



         Richard G. Capen, Jr.*                   Trustee

         H. Frederick Christie*                   Trustee

         Don R. Conlan*                           Trustee

         Diane C. Creel*                          Trustee

         Martin Fenton*                           Trustee

         Leonard R. Fuller*                       Trustee



          /s/ Abner D. Goldstine                                               President and Director

            (Abner D. Goldstine)



          /s/ Paul G. Haaga, Jr.                                                Chairman and Director

            (Paul G. Haaga, Jr.)



         Richard G. Newman*                       Director

         Frank M. Sanchez*                        Director


*By   /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

       /s/ Michael J. Downer
      (Michael J. Downer)